UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], are attached hereto.

Semi-Annual Report

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A Share ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Environment Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI China ESG Leaders Index ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (if you hold your Fund shares directly with the Fund) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Fund shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the KraneShares Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

September 30, 2020

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Communication Services — 1.1%
China South Publishing & Media Group, Cl A	15,900	$25,444
G-bits Network Technology Xiamen, Cl A	1,000	91,788
		117,232
Consumer Discretionary — 5.5%
Chongqing Zongshen Power Machinery, Cl A	15,200	17,963
Fuyao Glass Industry Group, Cl A	31,100	148,436
Guangdong Xinbao Electrical Appliances Holdings, Cl A	7,100	43,314
Hang Zhou Great Star Industrial, Cl A *	11,900	34,685
Jason Furniture Hangzhou, Cl A	4,200	37,319
Joyoung, Cl A *	6,800	40,612
KingClean Electric, Cl A *	1,800	9,286
Lao Feng Xiang, Cl A	2,800	19,429
Shandong Linglong Tyre, Cl A	11,600	49,913
Shenzhen Overseas Chinese Town, Cl A	90,900	90,816
Weifu High-Technology Group, Cl A	12,900	47,712
Xiamen Intretech, Cl A	3,100	26,627
		566,112
Consumer Staples — 16.5%
Beijing Dabeinong Technology Group, Cl A	65,200	85,988
By-health, Cl A	17,500	54,179
Chacha Food, Cl A	6,800	58,117
Heilongjiang Agriculture, Cl A	15,700	42,799
Henan Shuanghui Investment & Development, Cl A	22,000	171,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Consumer Staples — (continued)
Jiangsu Yanghe Brewery Joint-Stock, Cl A	13,300	$244,959
Liaoning Wellhope Agri-Tech JSC, Cl A	6,100	12,054
Luzhou Laojiao, Cl A	16,200	342,677
New Hope Liuhe, Cl A	46,700	190,618
Shanghai Flyco Electrical Appliance, Cl A	1,100	7,827
Tecon Biology	16,700	35,461
Toly Bread, Cl A	4,400	38,636
Wens Foodstuffs Group	98,940	284,881
Yixintang Pharmaceutical Group, Cl A	6,300	36,354
Yonghui Superstores, Cl A	84,900	97,957
		1,704,097
Energy — 1.9%
China Shenhua Energy, Cl A	73,101	177,412
Huolinhe Opencut Coal Industry of Inner Mongolia, Cl A	12,800	18,296
		195,708
Financials — 31.2%
Agricultural Bank of China, Cl A	637,200	297,648
Avic Capital, Cl A	119,400	77,239
Bank of China, Cl A	467,400	220,397
Bank of Communications, Cl A	609,300	407,618
China Merchants Bank, Cl A	93,700	497,060
Huatai Securities, Cl A	130,598	395,087
Industrial & Commercial Bank of China, Cl A	777,500	563,680
Industrial Bank, Cl A	171,200	406,916
Shanghai Pudong Development Bank, Cl A	260,400	360,308
		3,225,953
Health Care — 5.1%
China Animal Healthcare *(A)(B)(C)	4,000	—
Guangxi Liuzhou Pharmaceutical, Cl A	5,540	19,013
Haisco Pharmaceutical Group, Cl A	3,600	11,464
Huadong Medicine, Cl A	19,400	70,610
Hubei Jumpcan Pharmaceutical, Cl A	7,200	23,500
Shandong Buchang Pharmaceuticals, Cl A	12,610	46,268
Yifan Pharmaceutical, Cl A	16,400	60,416
Yunnan Baiyao Group, Cl A	11,300	169,776
Zhejiang NHU, Cl A	28,600	125,546
		526,593
Industrials — 9.5%
China Railway Tielong Container Logistics, Cl A	20,300	15,435
China State Construction Engineering, Cl A	465,300	348,308
Fujian Longma Environmental Sanitation Equipment, Cl A	9,300	30,629
Hangxiao Steel Structure, Cl A	28,500	16,883
Metallurgical Corp of China, Cl A	158,400	61,854
Ningbo Sanxing Medical Electric, Cl A	15,300	14,857
Shanghai International Port Group, Cl A	77,084	47,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — (continued)
Shanghai Pudong Road & Bridge Construction, Cl A	17,200	$15,689
Shanghai Tongji Science & Technology Industrial, Cl A	11,000	15,074
Shenzhen Tagen Group, Cl A	29,000	29,699
TangShan Port Group, Cl A	65,600	24,070
TBEA, Cl A	82,300	106,478
Titan Wind Energy Suzhou, Cl A	19,700	21,569
Tongling Jingda Special Magnet Wire, Cl A	29,800	14,403
Xiamen C & D, Cl A	37,800	47,680
Xinjiang Goldwind Science & Technology, Cl A	61,200	92,256
Zhejiang Weixing New Building Materials, Cl A	13,900	32,752
Zhuzhou Kibing Group, Cl A	35,700	44,715
		979,830
Information Technology — 0.1%
Guangdong Ellington Electronics Technology, Cl A	8,800	11,359
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	—
		11,359
Materials — 6.2%
China Lumena New Materials *(A)(B)(C)	718	—
CSG Holding	30,947	25,629
Guangdong Tapai Group, Cl A	15,800	32,292
Hongda Xingye, Cl A	34,300	19,206
Jiangxi Wannianqing Cement, Cl A	10,600	23,773
Lomon Billions Group, Cl A	22,500	77,218
Shandong Chenming Paper Holdings, Cl A	29,500	22,561
Shandong Sun Paper Industry JSC, Cl A	34,400	71,473
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Tibet Summit Resources, Cl A	8,200	10,512
Yintai Gold, Cl A	37,100	57,293
Zhejiang Runtu, Cl A	15,200	20,405
Zijin Mining Group, Cl A	304,900	276,312
		636,674
Real Estate — 16.2%
Beijing Capital Development, Cl A	28,600	28,194
China Fortune Land Development, Cl A	34,740	77,657
China Vanke, Cl A	145,100	599,105
Gemdale, Cl A	50,000	107,201
Greenland Holdings, Cl A	80,900	75,937
Huafa Industrial Zhuhai, Cl A	37,500	36,415
Jinke Properties Group, Cl A	47,300	63,078
Poly Developments and Holdings Group, Cl A	158,700	371,593
RiseSun Real Estate Development, Cl A	38,547	43,340
Seazen Holdings, Cl A	20,000	103,031
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	19,500	32,930
Shanghai Shimao, Cl A	24,900	22,602
Shanghai Zhangjiang High-Tech Park Development, Cl A	17,100	47,800
Youngor Group, Cl A	61,600	61,906
		1,670,789

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CICC China Leaders 100 Index ETF (concluded)

	Shares	Value
COMMON STOCK — (continued)
Utilities — 6.6%
China Yangtze Power, Cl A	189,535	$534,283
Hubei Energy Group, Cl A	43,300	23,672
SDIC Power Holdings, Cl A	60,177	79,984
Shenergy, Cl A	54,400	44,089
		682,028
TOTAL COMMON STOCK
(Cost $9,366,138)		10,316,375

TOTAL INVESTMENTS — 99.9%
(Cost $9,366,138)		10,316,375
OTHER ASSETS LESS LIABILITIES — 0.1%		14,218
NET ASSETS — 100%		10,330,593

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2020 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2020 was $0 and represents 0.0% of Net Assets.

Cl — Class

JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$117,232	$—	$—	$117,232
Consumer Discretionary	566,112	—	—	566,112
Consumer Staples	1,704,097	—	—	1,704,097
Energy	195,708	—	—	195,708
Financials	3,225,953	—	—	3,225,953
Health Care	526,593	—	—	526,593
Industrials	979,830	—	—	979,830
Information Technology	11,359	—	—	11,359
Materials	636,674	—	—	636,674
Real Estate	1,670,789	—	—	1,670,789
Utilities	682,028	—	—	682,028
Total Common Stock	10,316,375	—	—	10,316,375
Total Investments in Securities	$10,316,375	$—	$—	$10,316,375

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 97.6%
Communication Services — 37.1%
Autohome ADR	686,536	$65,907,456
Baidu ADR *	932,696	118,069,987
Bilibili ADR *	2,585,229	107,545,526
China Literature * (A)	6,009,200	44,933,308
DouYu International Holdings ADR *	1,881,779	24,858,301
HUYA ADR * (A)	775,013	18,561,561
iQIYI ADR *	3,479,088	78,557,807
JOYY ADR	653,162	52,690,579
Momo ADR *	1,979,562	27,238,773
NetEase ADR	244,140	111,003,134
SINA *	774,630	33,006,984
Tencent Holdings	3,731,975	246,310,350
Tencent Music Entertainment Group ADR *	5,975,745	88,261,754
Weibo ADR * (A)	805,579	29,347,243
		1,046,292,763
Consumer Discretionary — 46.6%
Alibaba Group Holding ADR *	1,025,944	301,607,017
Alibaba Group Holding *	800	28,449
Baozun ADR * (A)	522,426	16,973,621
GSX Techedu ADR * (A)	1,110,538	100,070,579
JD.com ADR *	2,569,643	199,429,993
Meituan Dianping, Cl B *	7,179,700	224,006,640
Pinduoduo ADR *	1,999,104	148,233,562
TAL Education Group ADR *	1,511,302	114,919,404
Trip.com Group ADR *	3,865,326	120,366,252
Vipshop Holdings ADR *	5,533,608	86,545,629
		1,312,181,146
Financials — 0.1%
Fanhua ADR	111,278	1,863,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK — (continued)
Health Care — 6.2%
Alibaba Health Information Technology *	45,932,000	$111,896,279
Ping An Healthcare and Technology * (A)	5,015,400	64,229,477
		176,125,756
Industrials — 1.1%
51job ADR *	396,574	30,928,806

Information Technology — 1.9%
Kingsoft	10,543,000	52,578,961

Real Estate — 4.6%
KE Holdings ADR *	2,138,625	131,097,713
TOTAL CHINA		2,751,069,051

HONG KONG — 2.4%
Communication Services — 0.9%
Alibaba Pictures Group *	163,514,000	24,263,368

Consumer Discretionary — 1.5%
Koolearn Technology Holding * (A)	4,393,000	18,762,361
Tongcheng-Elong Holdings *	12,327,600	22,428,279
		41,190,640
TOTAL HONG KONG		65,454,008
TOTAL COMMON STOCK
(Cost $2,373,030,413)		2,816,523,059

SHORT-TERM INVESTMENT(B)(C) — 6.8%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	190,396,739	190,396,739
TOTAL SHORT-TERM INVESTMENT
(Cost $190,396,739)		190,396,739

TOTAL INVESTMENTS — 106.8%
(Cost $2,563,427,152)		3,006,919,798
OTHER ASSETS LESS LIABILITIES – (6.8)%		(190,959,246)
NET ASSETS - 100%		2,815,960,552

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $184,151,234.
(B)	The rate shown is the 7-day effective yield as of September 30, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2020 was $190,396,739.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 2.7%
Beijing Enlight Media, Cl A	357,260	$877,054
Beijing Kunlun Tech, Cl A	139,814	536,692
China Film, Cl A	189,421	393,284
China South Publishing & Media Group, Cl A	218,711	349,999
China United Network Communications, Cl A	3,148,220	2,249,955
Chinese Universe Publishing and Media Group, Cl A	165,036	283,803
Focus Media Information Technology, Cl A	1,787,329	2,125,421
G-bits Network Technology Xiamen, Cl A	8,708	799,289
Giant Network Group, Cl A	205,332	582,747
Leo Group, Cl A	822,500	350,268
Mango Excellent Media, Cl A	216,834	2,153,546
NanJi E-Commerce, Cl A	298,920	760,261
Oriental Pearl Group, Cl A	415,806	593,720
Perfect World, Cl A	236,201	1,159,025
Wanda Film Holding, Cl A*	253,050	663,733
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	257,204	1,504,270
Youzu Interactive, Cl A	108,227	278,769
Zhejiang Century Huatong Group, Cl A*	909,804	1,276,297
		16,938,133
Consumer Discretionary — 6.1%
BAIC BluePark New Energy Technology, Cl A*	354,500	308,202
BTG Hotels Group, Cl A	120,275	314,587
BYD, Cl A	220,804	3,782,069
Changzhou Xingyu Automotive Lighting Systems, Cl A	33,601	741,358
China Tourism Group Duty Free, Cl A	237,707	7,809,027
Chongqing Changan Automobile, Cl A*	474,959	939,938
Fuyao Glass Industry Group, Cl A	243,889	1,164,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Consumer Discretionary — (continued)
Gree Electric Appliances of Zhuhai, Cl A	366,233	$2,876,416
Haier Smart Home, Cl A	768,168	2,469,892
Hangzhou Robam Appliances, Cl A	115,526	556,495
Huayu Automotive Systems, Cl A	383,879	1,408,512
Joyoung, Cl A*	93,435	558,024
Liaoning Cheng Da, Cl A	186,309	639,122
NavInfo, Cl A	238,879	517,443
Ningbo Joyson Electronic, Cl A	150,675	491,792
Ningbo Tuopu Group, Cl A	128,420	756,937
Offcn Education Technology, Cl A	200,301	963,091
Oppein Home Group, Cl A	47,787	758,883
SAIC Motor, Cl A	948,367	2,673,366
Shandong Linglong Tyre, Cl A	146,095	628,616
Shanghai Jinjiang International Hotels, Cl A	97,700	586,952
Shanghai Yuyuan Tourist Mart Group, Cl A	394,069	512,743
Shenzhen Overseas Chinese Town, Cl A	998,765	997,838
Songcheng Performance Development, Cl A	318,424	855,850
Suning.com, Cl A	1,133,633	1,520,130
Suofeiya Home Collection, Cl A	55,584	215,905
TCL Technology Group, Cl A	1,647,300	1,492,845
Weifu High-Technology Group, Cl A	101,874	376,794
Wuchan Zhongda Group, Cl A	616,430	419,655
Xiamen Intretech, Cl A	55,752	478,874
Zhejiang Semir Garment, Cl A	273,791	323,968
Zhejiang Supor, Cl A*	66,694	776,392
Zhejiang Wanfeng Auto Wheel, Cl A	266,266	266,019
		39,181,781
Consumer Staples — 17.3%
Angel Yeast, Cl A	100,310	901,508
Anhui Gujing Distillery, Cl A	46,750	1,493,371
Anhui Kouzi Distillery, Cl A	73,100	546,341
Beijing Dabeinong Technology Group, Cl A	510,900	673,792
Beijing Shunxin Agriculture, Cl A	90,290	800,414
Beijing Yanjing Brewery, Cl A	343,224	426,356
By-health, Cl A	192,719	596,647
C&S Paper, Cl A	159,358	503,461
Chacha Food, Cl A	61,696	527,293
Chongqing Brewery, Cl A	58,981	896,844
Chongqing Fuling Zhacai Group, Cl A	96,100	666,411
Foshan Haitian Flavouring & Food, Cl A	328,791	7,853,620
Fujian Sunner Development, Cl A*	151,489	488,422
Guangdong Haid Group, Cl A	192,492	1,739,613
Heilongjiang Agriculture, Cl A	216,500	590,196
Henan Shuanghui Investment & Development, Cl A	336,809	2,626,954
Inner Mongolia Yili Industrial Group, Cl A	738,615	4,190,307
Jiangsu King’s Luck Brewery JSC, Cl A	152,807	1,000,204
Jiangsu Yanghe Brewery Joint-Stock, Cl A	183,509	3,379,867
Jiangxi Zhengbang Technology, Cl A	304,861	816,700
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	97,014	936,360
Juewei Food, Cl A	74,100	895,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Consumer Staples — (continued)
Kweichow Moutai, Cl A	152,988	$37,614,087
Laobaixing Pharmacy Chain JSC, Cl A	49,760	608,444
Luzhou Laojiao, Cl A	178,375	3,773,150
Muyuan Foods, Cl A	456,383	4,976,547
New Hope Liuhe, Cl A	513,392	2,095,539
Proya Cosmetics, Cl A	24,486	519,718
Shanghai Jahwa United, Cl A	81,700	453,869
Shanxi Xinghuacun Fen Wine Factory, Cl A	106,126	3,099,349
Sichuan Swellfun, Cl A	59,463	565,163
Toly Bread, Cl A	66,840	586,917
Tongwei, Cl A	522,080	2,044,838
Tsingtao Brewery, Cl A	84,724	937,716
Wens Foodstuffs Group	776,134	2,234,746
Wuliangye Yibin, Cl A	472,622	15,391,224
Yifeng Pharmacy Chain, Cl A	64,620	945,547
Yonghui Superstores, Cl A	1,165,351	1,344,576
Yuan Longping High-tech Agriculture, Cl A*	160,388	432,740
		110,174,432
Energy — 1.6%
China Merchants Energy Shipping, Cl A	820,759	696,635
China Petroleum & Chemical, Cl A*	3,102,884	1,787,760
China Shenhua Energy, Cl A	669,378	1,624,546
COSCO SHIPPING Energy Transportation, Cl A	422,104	439,750
Guanghui Energy, Cl A*	827,205	346,177
Offshore Oil Engineering, Cl A	538,340	357,767
PetroChina, Cl A	2,628,895	1,592,143
Shaanxi Coal Industry, Cl A	1,014,769	1,254,573
Shanxi Lu’an Environmental Energy Development, Cl A	364,262	327,424
Shanxi Meijin Energy, Cl A*	499,120	444,231
Shanxi Xishan Coal & Electricity Power, Cl A	498,781	319,717
Yantai Jereh Oilfield Services Group, Cl A	116,606	511,697
Yanzhou Coal Mining, Cl A	300,400	409,900
		10,112,320
Financials — 21.9%
Agricultural Bank of China, Cl A	9,070,507	4,236,993
Avic Capital, Cl A	1,093,052	707,086
Bank of Beijing, Cl A	2,574,552	1,775,475
Bank of Chengdu, Cl A	439,900	640,439
Bank of China, Cl A	4,277,400	2,016,958
Bank of Communications, Cl A	4,779,499	3,197,460
Bank of Hangzhou, Cl A	722,147	1,253,539
Bank of Jiangsu, Cl A	1,405,764	1,259,456
Bank of Nanjing, Cl A	1,218,417	1,416,576
Bank of Ningbo, Cl A	731,557	3,393,516
Bank of Shanghai, Cl A	1,729,904	2,074,977
Caitong Securities, Cl A	437,009	920,859
Changjiang Securities, Cl A	673,371	795,785
China CITIC Bank, Cl A	691,106	514,284
China Construction Bank, Cl A	1,168,226	1,058,690

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Financials — (continued)
China Everbright Bank, Cl A	4,847,684	$2,607,319
China Galaxy Securities, Cl A	523,249	978,446
China Great Wall Securities, Cl A	251,919	484,438
China Life Insurance, Cl A	338,039	2,213,146
China Merchants Bank, Cl A	2,511,927	13,325,284
China Merchants Securities, Cl A	905,317	2,882,852
China Minsheng Banking, Cl A	4,318,140	3,372,404
China Pacific Insurance Group, Cl A	765,440	3,520,237
CITIC Securities, Cl A	1,296,643	5,737,764
CSC Financial, Cl A	336,900	2,473,271
Dongxing Securities, Cl A	335,880	635,006
East Money Information, Cl A	981,297	3,468,947
Everbright Securities, Cl A	475,733	1,538,738
First Capital Securities, Cl A	511,708	837,728
Founder Securities, Cl A*	1,002,361	1,240,710
GF Securities, Cl A	720,779	1,676,008
Guosen Securities, Cl A	507,216	1,005,269
Guotai Junan Securities, Cl A	915,181	2,459,794
Guoyuan Securities, Cl A	409,823	724,073
Haitong Securities, Cl A	1,175,587	2,451,197
Hithink RoyalFlush Information Network, Cl A	65,500	1,543,033
Huaan Securities, Cl A	440,954	569,849
Huatai Securities, Cl A	895,895	2,710,273
Huaxi Securities, Cl A	319,631	564,251
Huaxia Bank, Cl A	1,561,387	1,410,386
Hubei Biocause Pharmaceutical, Cl A	601,641	468,100
Industrial & Commercial Bank of China, Cl A	6,566,026	4,760,304
Industrial Bank, Cl A	2,529,591	6,012,452
Industrial Securities, Cl A	815,453	994,938
Jiangsu Changshu Rural Commercial Bank, Cl A	333,749	384,094
Nanjing Securities, Cl A	401,740	835,885
New China Life Insurance, Cl A	253,966	2,323,241
Northeast Securities, Cl A	285,000	414,924
Oceanwide Holdings, Cl A	527,263	327,874
Orient Securities, Cl A	726,535	1,180,862
Pacific Securities, Cl A*	830,000	497,782
People’s Insurance Group of China, Cl A	720,394	718,664
Ping An Bank, Cl A	2,363,015	5,282,251
Ping An Insurance Group of China, Cl A	1,319,030	14,822,396
Postal Savings Bank of China, Cl A	1,362,200	905,283
Qingdao Rural Commercial Bank, Cl A	676,526	501,441
SDIC Capital, Cl A	428,952	967,090
Sealand Securities, Cl A	662,947	520,682
Shanghai Pudong Development Bank, Cl A	3,574,097	4,945,371
Shanxi Securities, Cl A	447,745	524,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Financials — (continued)
Shenwan Hongyuan Group, Cl A	2,744,181	$2,147,209
Sinolink Securities, Cl A(A)(B)(C)	365,200	792,685
SooChow Securities, Cl A	472,493	742,894
Southwest Securities, Cl A	809,200	627,204
Tianfeng Securities, Cl A	811,700	773,868
Western Securities, Cl A	426,425	596,943
Zheshang Securities, Cl A	413,282	1,078,529
		139,840,005
Health Care — 11.3%
Aier Eye Hospital Group, Cl A	501,867	3,802,661
Apeloa Pharmaceutical, Cl A	143,497	504,099
Asymchem Laboratories Tianjin, Cl A	28,200	1,094,914
Autobio Diagnostics, Cl A	34,933	830,407
Beijing Tiantan Biological Products, Cl A	152,733	894,617
Beijing Tongrentang, Cl A	166,981	663,859
Betta Pharmaceuticals, Cl A	48,800	818,043
BGI Genomics, Cl A*	48,720	1,033,441
Changchun High & New Technology Industry Group, Cl A	49,262	2,683,230
Chengdu Kanghong Pharmaceutical Group, Cl A	88,839	596,685
China National Accord Medicines, Cl A	45,430	309,280
China National Medicines, Cl A	91,900	590,160
China Resources Sanjiu Medical & Pharmaceutical, Cl A	119,247	449,485
Chongqing Zhifei Biological Products, Cl A	194,872	4,000,356
Da An Gene of Sun Yat-Sen University, Cl A	106,854	551,252
Dong-E-E-Jiao, Cl E	79,688	466,294
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	171,239	761,786
Guangzhou Kingmed Diagnostics Group, Cl A	55,737	840,042
Guangzhou Wondfo Biotech, Cl A	41,740	510,810
Hangzhou Tigermed Consulting, Cl A	45,650	692,523
Huadong Medicine, Cl A	213,042	775,406
Hualan Biological Engineering, Cl A	222,157	1,865,630
Hubei Jumpcan Pharmaceutical, Cl A	99,280	324,043
Jafron Biomedical, Cl A	96,908	1,014,590
Jiangsu Hengrui Medicine, Cl A	646,161	8,552,257
Jiangsu Yuyue Medical Equipment & Supply, Cl A	122,036	589,833
Jilin Aodong Pharmaceutical Group, Cl A	141,655	349,217
Jinyu Bio-Technology, Cl A	137,155	545,685
Joincare Pharmaceutical Group Industry, Cl A	237,034	594,829
Jointown Pharmaceutical Group, Cl A*	228,677	569,477
Lepu Medical Technology Beijing, Cl A	216,911	1,077,475
Livzon Pharmaceutical Group, Cl A	75,311	546,108
Meinian Onehealth Healthcare Holdings, Cl A*	477,308	997,337
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	94,820	626,097
Ovctek China, Cl A	73,900	677,550
Shandong Buchang Pharmaceuticals, Cl A	138,960	509,866
Shanghai Fosun Pharmaceutical Group, Cl A	244,824	1,771,703
Shanghai Pharmaceuticals Holding, Cl A	234,159	700,790
Shanghai RAAS Blood Products, Cl A	684,045	828,559
Shenzhen Hepalink Pharmaceutical Group, Cl A	126,600	423,474
Shenzhen Kangtai Biological Products, Cl A	81,908	2,196,790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Health Care — (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	123,389	$6,327,361
Shenzhen Salubris Pharmaceuticals, Cl A	127,365	647,119
Shijiazhuang Yiling Pharmaceutical, Cl A	146,569	582,492
Sichuan Kelun Pharmaceutical, Cl A	175,369	574,201
Tianjin Chase Sun Pharmaceutical, Cl A	366,000	292,852
Tonghua Dongbao Pharmaceutical, Cl A	247,671	496,707
Topchoice Medical, Cl A*	39,006	1,228,296
Walvax Biotechnology, Cl A	187,253	1,403,922
Winning Health Technology Group, Cl A	259,860	744,394
WuXi AppTec, Cl A	252,410	3,775,196
Yifan Pharmaceutical, Cl A	150,621	554,872
Yunnan Baiyao Group, Cl A	155,558	2,337,164
Zhangzhou Pientzehuang Pharmaceutical, Cl A	73,450	2,633,520
Zhejiang Conba Pharmaceutical, Cl A*	324,800	249,357
Zhejiang Huahai Pharmaceutical, Cl A	177,112	836,978
Zhejiang NHU, Cl A	261,622	1,148,449
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	63,726	527,928
		71,991,468
Industrials — 12.4%
AECC Aero-Engine Control, Cl A	139,500	404,750
AECC Aviation Power, Cl A	274,005	1,665,518
Air China, Cl A	808,736	844,928
AVIC Aircraft, Cl A	337,134	1,143,602
AVIC Electromechanical Systems, Cl A	439,390	742,644
AVIC Shenyang Aircraft, Cl A	142,138	1,199,930
AVICOPTER, Cl A	71,800	592,594
Beijing New Building Materials, Cl A	205,681	936,525
Beijing Originwater Technology, Cl A	385,339	494,003
Beijing-Shanghai High Speed Railway, Cl A	1,395,200	1,202,705
Bohai Leasing, Cl A*	753,100	309,616
Centre Testing International Group, Cl A	101,300	364,670
China Aerospace Times Electronics, Cl A	331,102	343,480
China Avionics Systems, Cl A	178,525	448,266
China Communications Construction, Cl A	572,184	626,457
China Eastern Airlines, Cl A	1,136,800	827,519
China Gezhouba Group, Cl A	560,721	490,795
China Meheco, Cl A	130,100	282,388
China National Chemical Engineering, Cl A	600,639	476,171
China Railway Construction, Cl A	1,400,742	1,711,117
China Railway Group, Cl A	2,479,600	1,969,415
China Shipbuilding Industry, Cl A*	2,776,599	1,775,701
China Southern Airlines, Cl A*	1,121,702	958,677
China Spacesat, Cl A	143,972	705,402
China State Construction Engineering, Cl A	5,110,006	3,825,182
Contemporary Amperex Technology, Cl A	283,699	8,745,536
COSCO SHIPPING Development, Cl A	965,878	296,041
COSCO SHIPPING Holdings, Cl A*	1,178,564	995,118
CRRC, Cl A	2,962,328	2,396,472
Daqin Railway, Cl A	1,810,309	1,699,257
Dongfang Electric, Cl A	338,340	506,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — (continued)
Eve Energy, Cl A	224,339	$1,636,353
Fangda Carbon New Material, Cl A*	463,485	416,613
Gotion High-tech, Cl A*	137,490	482,186
Guangzhou Baiyun International Airport, Cl A	252,009	505,407
Hainan Airlines Holding, Cl A*	2,001,451	516,119
Hefei Meiya Optoelectronic Technology, Cl A	82,300	581,508
Hongfa Technology, Cl A	90,700	610,654
Inner Mongolia First Machinery Group, Cl A	205,772	338,087
Jiangsu Hengli Hydraulic, Cl A	158,910	1,671,923
Jiangsu Zhongtian Technology, Cl A	373,377	576,602
Juneyao Airlines, Cl A	199,520	317,230
Metallurgical Corp of China, Cl A	2,173,921	848,900
Nanyang Topsec Technologies Group, Cl A*	141,070	477,696
NARI Technology, Cl A	562,833	1,635,511
Power Construction Corp of China, Cl A	1,862,946	1,034,924
Sany Heavy Industry, Cl A	1,027,129	3,767,184
SF Holding, Cl A	358,397	4,288,322
Shanghai Construction Group, Cl A	1,084,311	493,718
Shanghai Electric Group, Cl A*	988,760	731,411
Shanghai International Airport, Cl A	117,289	1,188,739
Shanghai International Port Group, Cl A	1,128,708	695,224
Shanghai M&G Stationery, Cl A	112,006	1,120,836
Shanghai Tunnel Engineering, Cl A	382,853	317,056
Shenzhen Airport, Cl A	249,726	314,260
Shenzhen Inovance Technology, Cl A	210,815	1,798,651
Siasun Robot & Automation, Cl A*	189,983	405,089
Sinotrans, Cl A	533,322	288,418
Spring Airlines, Cl A	111,661	740,425
STO Express, Cl A	186,373	413,869
Sunwoda Electronic, Cl A	191,100	762,846
Suzhou Gold Mantis Construction Decoration, Cl A	326,841	465,725
TBEA, Cl A	452,299	585,177
Weichai Power, Cl A	729,469	1,623,120
XCMG Construction Machinery, Cl A	953,887	780,112
Xiamen C & D, Cl A	345,218	435,446
Xinjiang Goldwind Science & Technology, Cl A	420,300	633,581
Yunda Holding, Cl A	294,216	812,028
Zhejiang Chint Electrics, Cl A*	261,758	1,167,560
Zhejiang Dingli Machinery, Cl A	59,140	864,054
Zhejiang Sanhua Intelligent Controls, Cl A	437,380	1,430,800
Zhejiang Weixing New Building Materials, Cl A	191,513	451,246
Zhengzhou Yutong Bus, Cl A	269,636	624,593
Zoomlion Heavy Industry Science and Technology, Cl A	789,641	943,664
		78,773,886
Information Technology — 14.0%
360 Security Technology, Cl A	549,053	1,338,996
Accelink Technologies, Cl A	82,400	424,610
Addsino, Cl A	195,471	612,368
Aisino, Cl A	226,788	527,010

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Information Technology — (continued)
AVIC Jonhon Optronic Technology, Cl A	134,100	$914,906
Beijing E-Hualu Information Technology, Cl A	79,144	406,432
Beijing Shiji Information Technology, Cl A	108,385	611,695
Beijing Sinnet Technology, Cl A	187,900	619,107
Beijing Thunisoft, Cl A	98,513	346,798
BOE Technology Group, Cl A	4,123,380	2,983,333
Chaozhou Three-Circle Group, Cl A	211,603	900,193
China Greatwall Technology Group, Cl A	356,537	842,706
China National Software & Service, Cl A	60,242	737,057
China TransInfo Technology, Cl A	192,600	623,524
Dawning Information Industry, Cl A	158,511	881,045
DHC Software, Cl A	379,330	569,585
Fiberhome Telecommunication Technologies, Cl A	142,579	499,194
Foxconn Industrial Internet, Cl A	725,261	1,452,382
Fujian Star-net Communication, Cl A	70,982	265,883
GCL System Integration Technology, Cl A*	618,800	344,674
Gigadevice Semiconductor Beijing, Cl A	54,773	1,397,191
Glodon, Cl A	68,789	739,454
GoerTek, Cl A	395,114	2,353,928
GRG Banking Equipment, Cl A	293,354	525,213
Guangzhou Haige Communications Group, Cl A	280,665	483,884
Guangzhou Shiyuan Electronic Technology, Cl A	79,813	1,145,629
Hangzhou Hikvision Digital Technology, Cl A	1,137,911	6,390,196
Hangzhou Silan Microelectronics, Cl A	159,800	379,349
Hengtong Optic-electric, Cl A	237,815	505,326
Holitech Technology, Cl A*	379,510	280,733
Huagong Tech, Cl A	122,403	411,599
Hubei Kaile Science & Technology, Cl A*	121,860	211,531
Hundsun Technologies, Cl A	127,169	1,847,486
Iflytek, Cl A	267,670	1,351,701
Inspur Electronic Information Industry, Cl A	175,436	785,627
Lens Technology, Cl A	345,118	1,633,466
Leyard Optoelectronic, Cl A	309,664	350,901
Lingyi iTech Guangdong, Cl A	724,800	1,195,130
LONGi Green Energy Technology, Cl A	459,357	5,077,342
Luxshare Precision Industry, Cl A	850,397	7,159,009
Maxscend Microelectronics, Cl A	18,269	1,017,053
NAURA Technology Group, Cl A	60,317	1,413,734
Newland Digital Technology, Cl A	128,037	298,098
Ninestar, Cl A	129,500	543,853
OFILM Group, Cl A	328,105	696,697
Sanan Optoelectronics, Cl A	545,431	1,963,497
Sangfor Technologies, Cl A	33,210	1,036,286
SG Micro, Cl A	18,895	833,476
Shanghai 2345 Network Holding Group, Cl A	702,684	294,066
Shanghai Baosight Software, Cl A	104,518	1,114,132
Shengyi Technology, Cl A	277,216	952,607
Shennan Circuits, Cl A	57,843	992,987
Shenzhen Goodix Technology, Cl A	55,529	1,287,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Information Technology — (continued)
Shenzhen Kaifa Technology, Cl A	179,133	$544,819
Shenzhen Kingdom Sci-Tech, Cl A	104,800	278,744
Shenzhen Sunway Communication, Cl A	117,945	947,377
Suzhou Dongshan Precision Manufacturing, Cl A	208,192	809,907
Thunder Software Technology, Cl A	51,547	654,449
Tianjin 712 Communication & Broadcasting, Cl A	94,040	621,501
Tianjin Zhonghuan Semiconductor, Cl A	369,314	1,205,415
Tianma Microelectronics, Cl A	299,278	651,362
Tianshui Huatian Technology, Cl A	333,600	673,463
TongFu Microelectronics, Cl A*	140,485	473,852
Tunghsu Optoelectronic Technology, Cl A*	667,345	297,961
Unigroup Guoxin Microelectronics, Cl A	73,859	1,292,747
Unisplendour, Cl A	348,250	1,304,982
Universal Scientific Industrial Shanghai, Cl A	177,100	665,988
Venustech Group, Cl A	56,808	289,050
Visionox Technology, Cl A*	166,560	386,316
Wangsu Science & Technology, Cl A	296,399	351,156
Westone Information Industry, Cl A	102,100	278,182
Will Semiconductor, Cl A	70,116	1,832,585
Wingtech Technology, Cl A	114,100	1,964,801
Wonders Information, Cl A*	142,852	502,675
Wuhan Guide Infrared, Cl A	193,807	987,270
Wuhu Token Science, Cl A	297,100	438,669
WUS Printed Circuit Kunshan, Cl A	210,050	581,589
Wuxi Lead Intelligent Equipment, Cl A	107,305	765,143
Wuxi Taiji Industry, Cl A	256,485	387,394
Yealink Network Technology, Cl A	91,601	814,060
Yonyou Network Technology, Cl A	396,370	2,231,746
Zhejiang Dahua Technology, Cl A	365,663	1,104,592
Zhejiang Jingsheng Mechanical & Electrical, Cl A	156,391	706,332
Zhongji Innolight, Cl A	86,800	643,361
ZTE, Cl A	469,657	2,290,740
		89,547,935
Materials — 7.1%
Aluminum Corp of China, Cl A*	1,592,600	682,915
Angang Steel, Cl A	648,911	247,658
Anhui Conch Cement, Cl A	487,073	3,966,175
Baoshan Iron & Steel, Cl A	2,259,980	1,661,774
BBMG, Cl A	1,015,412	459,354
Beijing Oriental Yuhong Waterproof Technology, Cl A	190,491	1,512,969
China Jushi, Cl A	426,496	907,505
China Molybdenum, Cl A	2,151,077	1,179,141
China Northern Rare Earth Group High-Tech, Cl A*	442,421	700,176
Ganfeng Lithium, Cl A	133,065	1,062,551
GEM, Cl A	582,600	404,351
Guangdong HEC Technology Holding, Cl A*	367,000	334,752
Guangdong Hongda Blasting, Cl A	86,098	637,904
Guocheng Mining, Cl A*	138,437	342,099
Hengli Petrochemical, Cl A	714,302	1,953,560
Hengyi Petrochemical, Cl A	449,790	687,977

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Materials — (continued)
Hesteel, Cl A*	1,292,959	$403,913
Huaxin Cement, Cl A	165,860	614,188
Hunan Valin Steel, Cl A	746,282	554,243
Inner Mongolia BaoTou Steel Union, Cl A*	5,550,800	940,633
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,027,445	1,093,107
Jiangsu Shagang, Cl A	268,700	479,489
Jiangsu Yangnong Chemical, Cl A	37,700	487,201
Jiangxi Copper, Cl A	252,671	527,585
Jinduicheng Molybdenum, Cl A	327,379	286,070
Lomon Billions Group, Cl A	206,182	707,599
Maanshan Iron & Steel, Cl A*	726,700	285,913
Pangang Group Vanadium Titanium & Resources, Cl A*	1,045,931	317,495
Rongsheng Petro Chemical, Cl A	638,342	1,764,628
Sansteel Minguang Fujian, Cl A	298,495	288,101
Shandong Gold Mining, Cl A(A)(B)(C)	443,203	1,665,366
Shandong Hualu Hengsheng Chemical, Cl A	198,057	715,028
Shandong Nanshan Aluminum, Cl A	1,455,156	488,890
Shandong Sinocera Functional Material, Cl A	117,300	642,131
Shandong Sun Paper Industry JSC, Cl A	315,538	655,598
Shanghai Putailai New Energy Technology, Cl A	53,009	848,216
Shanxi Taigang Stainless Steel, Cl A	693,600	375,096
Sinopec Shanghai Petrochemical, Cl A	743,640	364,900
Tangshan Jidong Cement, Cl A	164,119	375,092
Tianqi Lithium, Cl A*	179,909	527,031
Tongkun Group, Cl A	225,019	458,573
Tongling Nonferrous Metals Group, Cl A	1,281,804	421,205
Transfar Zhilian, Cl A	396,679	329,090
Wanhua Chemical Group, Cl A	382,308	3,904,034
Weihai Guangwei Composites, Cl A	63,100	663,237
Xiamen Tungsten, Cl A	171,180	337,754
Yintai Gold, Cl A	338,150	522,201
Yunnan Energy New Material, Cl A	106,537	1,435,972
Zhejiang Huayou Cobalt, Cl A*	138,959	710,326
Zhejiang Juhua, Cl A(A)(B)(C)	326,000	304,080
Zhejiang Longsheng Group, Cl A	396,171	793,358
Zhongjin Gold, Cl A	590,279	874,159
Zijin Mining Group, Cl A	2,391,558	2,167,320
		45,069,683
Real Estate — 3.3%
Beijing Capital Development, Cl A	314,126	309,668
China Enterprise	494,878	284,400
China Fortune Land Development, Cl A	476,630	1,065,452
China Merchants Property Operation & Service, Cl A	129,075	501,175
China Merchants Shekou Industrial Zone Holdings, Cl A	803,098	1,792,867
China Vanke, Cl A	1,184,072	4,888,923
Financial Street Holdings, Cl A	363,981	349,698
Gemdale, Cl A	549,707	1,178,586
Grandjoy Holdings Group, Cl A	347,983	237,927
Greenland Holdings, Cl A	987,808	927,212
Jiangsu Zhongnan Construction Group, Cl A	457,500	618,198

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Real Estate — (continued)
Jinke Properties Group, Cl A	650,220	$867,113
Poly Developments and Holdings Group, Cl A	1,453,014	3,402,206
RiseSun Real Estate Development, Cl A	529,478	595,305
Seazen Holdings, Cl A	274,760	1,415,441
Shanghai Zhangjiang High-Tech Park Development, Cl A	188,616	527,245
Sichuan Languang Development, Cl A	367,288	272,234
Xinhu Zhongbao, Cl A	1,047,168	520,012
Yango Group, Cl A	497,054	535,412
Youngor Group, Cl A	563,675	566,474
Zhongtian Financial Group, Cl A*	853,000	421,076
		21,276,624
Utilities — 2.3%
Chengdu Xingrong Environment, Cl A	363,633	273,275
China National Nuclear Power, Cl A	1,579,430	1,021,720
China Yangtze Power, Cl A	2,678,867	7,551,497
GD Power Development, Cl A	2,392,800	712,237
Huadian Power International, Cl A	826,585	433,615
Huaneng Power International, Cl A	892,810	711,743
Hubei Energy Group, Cl A	528,228	288,777
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	707,300	266,815
Luenmei Quantum, Cl A	185,753	353,369
SDIC Power Holdings, Cl A	826,269	1,098,234
Shanghai Electric Power, Cl A	318,692	352,678
Shenergy, Cl A	598,132	484,760
Shenzhen Energy Group, Cl A	482,796	381,325
Sichuan Chuantou Energy, Cl A	536,036	774,872
		14,704,917
TOTAL COMMON STOCK
(Cost $513,753,723)		637,611,184

TOTAL INVESTMENTS — 100.0%
(Cost $513,753,723)		637,611,184
OTHER ASSETS LESS LIABILITIES – 0.0%		144,804
NET ASSETS - 100%		$637,755,988

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2020 was $2,762,131 and represents 0.4% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2020 was $2,762,131 and represents 0.4% of Net Assets.

Cl — Class

JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Bosera MSCI China A Share ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$16,938,133	$—	$—	$16,938,133
Consumer Discretionary	39,181,781	—	—	39,181,781
Consumer Staples	110,174,432	—	—	110,174,432
Energy	10,112,320	—	—	10,112,320
Financials	139,047,320	—	792,685	139,840,005
Health Care	71,991,468	—	—	71,991,468
Industrials	78,773,886	—	—	78,773,886
Information Technology	89,547,935	—	—	89,547,935
Materials	43,100,237	—	1,969,446	45,069,683
Real Estate	21,276,624	—	—	21,276,624
Utilities	14,704,917	—	—	14,704,917
Total Common Stock	$634,849,053	$—	$2,762,131	$637,611,184
Total Investments in Securities	$634,849,053	$—	$2,762,131	$637,611,184

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2020, the transfers in and out of Level 3 occurred due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 75.5%‡
CHINA— 75.5%
Basic Materials — 4.4%
China National Chemical 2.300%, 12/22/2020	4,000,000	$588,541
Consumer Discretionary — 11.0%
China Southern Airlines 1.290%, 10/23/2020	4,000,000	588,681
Wuchan Zhongda Group 1.600%, 11/04/2020	3,000,000	441,429
Wuxi Industry Development 3.230%, 10/28/2020	3,000,000	442,127
		1,472,237
Energy — 4.4%
Luan Mining Group 2.900%, 11/16/2020	4,000,000	589,163
Financials — 21.9%
Beijing Infrastructure 2.200%, 12/15/2020	4,000,000	588,700
Nanjing Hexi New Town Assets Management 2.600%, 03/18/2021	4,000,000	587,825
Ningbo Zhoushan Port 1.900%, 01/17/2021	3,000,000	440,508
Shanghai Intl Port Group 1.700%, 02/24/2021	5,000,000	732,680
Suzhou Cons Invest Development 2.050%, 02/09/2021	4,000,000	586,897
		2,936,610

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares E Fund China Commercial Paper ETF (continued)

	Face Amount(A)	Value
COMMERCIAL PAPER — (continued)
Industrials — 26.2%
Beijing Enterprises Group 1.650%, 01/19/2021	4,000,000	$587,332
Nanjing Metro 1.840%, 01/17/2021	4,000,000	586,836
Sichuan Expressway Construction & Development Group 1.600%, 01/25/2021	3,000,000	439,882
Xiamen C & D Inc. 1.490%, 11/20/2020	5,000,000	735,491
Xiamen C&D Corp 1.590%, 12/30/2020	4,000,000	587,558
Zhejiang Airport Group 1.600%, 02/22/2021	4,000,000	585,257
		3,522,356
Utilities — 7.6%
Jiangsu Guoxin Investment 1.700%, 01/22/2021	3,000,000	440,324
Shanghai Electric Power 2.500%, 03/05/2021	4,000,000	587,848
		1,028,172
TOTAL COMMERCIAL PAPER
(Cost $9,945,984)		10,137,079

CORPORATE OBLIGATIONS — 23.0%
CHINA — 23.0%
Consumer Discretionary — 3.3%
China Eastern Airlines 1.600%, 01/29/2021	3,000,000	440,058
Financials — 9.8%
China Everbright Group 1.800%, 01/22/2021	5,000,000	734,207
Henan Investment Group 1.980%, 12/05/2020	4,000,000	588,079
		1,322,286
Industrials — 4.4%
China Communications Construction 1.670%, 10/13/2020	4,000,000	589,073
Utilities — 5.5%
Beijing Capital 1.680%, 11/03/2020	5,000,000	735,917

TOTAL CORPORATE OBLIGATIONS
(Cost $3,024,752)		3,087,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares E Fund China Commercial Paper ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENTS(B) — 0.3%
China Universal Express Income Money Market Fund, 1.823%	393	$58
E Fund Money Market Fund, 1.804%**	125,011	18,431
Fortune SGAM Xianjin Tianyi Money Market Fund, 1.941%	165,335	24,374
Xianjinbao Real-Time Redemption Money Market Fund, 1.485%	3,571	526
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,283)		43,389
TOTAL INVESTMENTS — 98.8%
(Cost $12,998,019)		13,267,802
OTHER ASSETS LESS LIABILITIES – 1.2%		161,327
NET ASSETS - 100%		$13,429,129

**	Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub- Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2020 are as follows:

Value of Shares Held as of 3/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 9/30/2020	Number of Shares Held as of 9/30/2020	Dividend Income	Capital Gains Distributions
E Fund Money Market Fund
$ 17,639	$ -	$ -	$ 792	$ -	$ 18,431	125,011	$ -	$ -

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
(A)	In CNY unless otherwise indicated.
(B)	The rate shown is the 7-day effective yield as of September 30, 2020.

CNY — Chinese Yuan

As of September 30, 2020, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 89.7%
Communication Services — 15.6%
Autohome ADR	120	$11,520
Baidu ADR*	482	61,016
China Mobile	10,972	70,008
China Telecom, Cl H	24,000	7,185
China Unicom Hong Kong	10,000	6,516
Focus Media Information Technology, Cl A	7,700	9,157
iQIYI ADR*	668	15,084
JOYY ADR	115	9,277
Momo ADR*	254	3,495
NetEase ADR	173	78,658
Oriental Pearl Group, Cl A	4,540	6,483
SINA*	162	6,903
Tencent Holdings	9,858	650,628
Tencent Music Entertainment Group ADR*	668	9,866
Weibo ADR*	118	4,299
		950,095
Consumer Discretionary — 26.0%
Alibaba Group Holding ADR*	2,570	755,529
ANTA Sports Products	3,000	31,007
BAIC Motor, Cl H	6,500	2,642
BYD, Cl A	1,300	22,267
BYD, Cl H	2,000	31,329
China Grand Automotive Services Group, Cl A*	6,800	3,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Consumer Discretionary — (continued)
China Tourism Group Duty Free, Cl A	1,200	$39,422
Chongqing Changan Automobile, Cl A*	8,500	16,821
Dongfeng Motor Group, Cl H	8,000	4,965
Fuyao Glass Industry Group, Cl A	4,400	21,000
Geely Automobile Holdings	9,000	17,884
Great Wall Motor, Cl H	12,500	15,855
Gree Electric Appliances of Zhuhai, Cl A	2,000	15,708
Guangzhou Automobile Group, Cl H	10,000	8,323
Haier Smart Home, Cl A	4,500	14,469
Huayu Automotive Systems, Cl A	2,500	9,173
Huazhu Group ADR	275	11,891
JD.com ADR*	2,095	162,593
NavInfo, Cl A	3,600	7,798
New Oriental Education & Technology Group ADR*	359	53,671
NIO ADR*	5,468	116,031
Pinduoduo ADR*	334	24,766
SAIC Motor, Cl A	3,757	10,591
Shenzhen Overseas Chinese Town, Cl A	9,600	9,591
Shenzhou International Group Holdings	2,000	33,677
Suning.com, Cl A	6,900	9,252
Suofeiya Home Collection, Cl A	1,700	6,603
TAL Education Group ADR*	702	53,380
Trip.com Group ADR*	1,045	32,541
Vipshop Holdings ADR*	1,029	16,094
Yum China Holdings*	593	31,399
		1,589,509
Consumer Staples — 7.6%
Anhui Gujing Distillery, Cl A	500	15,972
China Mengniu Dairy	5,000	23,419
China Resources Beer Holdings	4,000	24,465
Foshan Haitian Flavouring & Food, Cl A	1,560	37,263
Guangdong Haid Group, Cl A	2,500	22,593
Henan Shuanghui Investment & Development, Cl A	2,500	19,499
Inner Mongolia Yili Industrial Group, Cl A	4,000	22,693
Jiangsu Yanghe Brewery Joint-Stock, Cl A	800	14,734
Kweichow Moutai, Cl A	600	147,518
Luzhou Laojiao, Cl A	1,200	25,383
Muyuan Foods, Cl A	3,230	35,221
New Hope Liuhe, Cl A	7,200	29,389
Shanxi Xinghuacun Fen Wine Factory, Cl A	500	14,602
Tingyi Cayman Islands Holding	6,000	10,575
Want Want China Holdings	12,000	8,330
Yonghui Superstores, Cl A	8,400	9,692
		461,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Energy — 1.7%
China Oilfield Services, Cl H	8,000	$5,554
China Petroleum & Chemical, Cl A*	14,800	8,527
China Petroleum & Chemical, Cl H	50,500	20,265
China Shenhua Energy, Cl H	6,000	10,761
CNOOC	25,826	24,826
Offshore Oil Engineering, Cl A	10,100	6,712
PetroChina, Cl A	7,700	4,663
PetroChina, Cl H	35,984	10,540
Shaanxi Coal Industry, Cl A	6,400	7,913
Shanxi Lu’an Environmental Energy Development, Cl A	4,000	3,596
		103,357
Financials — 14.6%
Agricultural Bank of China, Cl A	14,000	6,540
Agricultural Bank of China, Cl H	56,397	17,610
Avic Capital, Cl A	12,100	7,827
Bank of Beijing, Cl A	15,600	10,758
Bank of China, Cl A	16,500	7,780
Bank of China, Cl H	117,396	36,355
Bank of Communications, Cl A	24,000	16,056
Bank of Communications, Cl H	3,000	1,440
Bank of Hangzhou, Cl A	7,700	13,366
Bank of Jiangsu, Cl A	12,500	11,199
Bank of Nanjing, Cl A	8,100	9,417
Bank of Ningbo, Cl A	3,700	17,163
Bank of Shanghai, Cl A	10,504	12,599
Changjiang Securities, Cl A	11,700	13,827
China CITIC Bank, Cl H	17,000	6,559
China Construction Bank, Cl A	6,900	6,253
China Construction Bank, Cl H	171,000	110,764
China Everbright Bank, Cl A	30,000	16,135
China Life Insurance, Cl H	12,483	27,930
China Merchants Bank, Cl A	8,000	42,438
China Merchants Securities, Cl A	5,200	16,559
China Minsheng Banking, Cl A	15,200	11,871
China Pacific Insurance Group, Cl A	2,900	13,337
CITIC Securities, Cl A	6,000	26,551
Everbright Securities, Cl A	5,600	18,113
Founder Securities, Cl A*	9,600	11,883
GF Securities, Cl A	2,900	6,743
Guosen Securities, Cl A	6,400	12,684
Guotai Junan Securities, Cl A	4,400	11,826
Haitong Securities, Cl A	6,800	14,179
Huatai Securities, Cl A	3,300	9,983
Huaxia Bank, Cl A	10,500	9,485
Hubei Biocause Pharmaceutical, Cl A	6,900	5,369
Industrial & Commercial Bank of China, Cl A	28,000	20,300
Industrial Bank, Cl A	10,900	25,908
Industrial Securities, Cl A	14,769	18,020

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Financials — (continued)
New China Life Insurance, Cl A	1,200	$10,977
New China Life Insurance, Cl H	2,500	9,306
Noah Holdings ADR*	249	6,491
Orient Securities, Cl A	7,600	12,353
PICC Property & Casualty, Cl H	11,510	8,005
Ping An Bank, Cl A	11,291	25,240
Ping An Insurance Group of China, Cl A	4,800	53,939
Ping An Insurance Group of China, Cl H	10,000	102,581
Shanghai Pudong Development Bank, Cl A	16,000	22,139
Shenwan Hongyuan Group, Cl A	18,100	14,162
		890,020
Health Care — 6.1%
3SBio*	4,000	4,501
Alibaba Health Information Technology*	10,000	24,361
Beijing Tongrentang, Cl A	2,044	8,126
Changchun High & New Technology Industry Group, Cl A	600	32,681
China Medical System Holdings	5,000	5,503
China Traditional Chinese Medicine Holdings	10,000	4,181
CSPC Pharmaceutical Group	9,600	18,581
Dong-E-E-Jiao, Cl E	1,600	9,362
Genscript Biotech*	6,000	9,817
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,300	5,783
Huadong Medicine, Cl A	1,480	5,387
Hualan Biological Engineering, Cl A	3,280	27,545
Hutchison China MediTech ADR*	549	17,733
Jiangsu Hengrui Medicine, Cl A	2,880	38,118
Meinian Onehealth Healthcare Holdings, Cl A*	3,760	7,856
Shanghai Fosun Pharmaceutical Group, Cl A	2,100	15,197
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	6,223
Shanghai Pharmaceuticals Holding, Cl A	4,000	11,971
Sichuan Kelun Pharmaceutical, Cl A	1,300	4,257
Sino Biopharmaceutical	18,000	19,603
Sinopharm Group, Cl H	3,200	6,714
Tasly Pharmaceutical Group, Cl A	2,000	4,975
Tonghua Dongbao Pharmaceutical, Cl A	2,800	5,615
Wuxi Biologics Cayman*	1,500	36,503
Yunnan Baiyao Group, Cl A	800	12,019
Zai Lab ADR*	91	7,568
Zhangzhou Pientzehuang Pharmaceutical, Cl A	400	14,342
Zhejiang NHU, Cl A	2,400	10,535
		375,057
Industrials — 6.2%
51job ADR*	77	6,005
AECC Aviation Power, Cl A	2,100	12,765
AVIC Aircraft, Cl A	2,900	9,837
AVIC Electromechanical Systems, Cl A	4,000	6,761

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — (continued)
AVIC Shenyang Aircraft, Cl A	1,300	$10,974
Beijing Capital International Airport, Cl H	6,000	3,600
China Communications Construction, Cl H	16,000	8,361
China Conch Venture Holdings	4,000	18,529
China Eastern Airlines, Cl A	13,700	9,973
China Gezhouba Group, Cl A	5,700	4,989
China Merchants Port Holdings	6,741	6,854
China Railway Construction, Cl A	5,700	6,963
China Railway Construction, Cl H	6,500	4,471
China Railway Group, Cl H	12,000	5,636
China Southern Airlines, Cl A*	5,300	4,529
China State Construction Engineering, Cl A	22,000	16,469
China State Construction International Holdings	8,000	5,213
CITIC	8,780	6,446
COSCO SHIPPING Development, Cl A	32,800	10,053
COSCO SHIPPING Holdings, Cl A*	15,200	12,834
CRRC, Cl A	11,200	9,061
CRRC, Cl H	9,000	3,577
Daqin Railway, Cl A	9,300	8,730
Fosun International	6,000	6,968
Guangzhou Baiyun International Airport, Cl A	4,000	8,022
Jiangsu Expressway, Cl H	8,000	8,052
Metallurgical Corp of China, Cl A	22,800	8,903
Power Construction Corp of China, Cl A	10,500	5,833
Sany Heavy Industry, Cl A	7,200	26,407
Shanghai Electric Group, Cl H*	26,000	7,012
Shanghai International Airport, Cl A	800	8,108
Shanghai International Port Group, Cl A	7,200	4,435
Suzhou Gold Mantis Construction Decoration, Cl A	4,500	6,412
Weichai Power, Cl A	9,088	20,222
Xinjiang Goldwind Science & Technology, Cl A	5,649	8,515
Zhejiang Chint Electrics, Cl A*	2,000	8,921
Zhejiang Sanhua Intelligent Controls, Cl A	5,512	18,031
Zhengzhou Yutong Bus, Cl A	3,644	8,441
Zhuzhou CRRC Times Electric, Cl H	1,600	5,347
Zoomlion Heavy Industry Science and Technology, Cl A	9,100	10,875
ZTO Express Cayman ADR*	522	15,618
		378,752
Information Technology — 5.6%
AAC Technologies Holdings	2,000	10,774
Aisino, Cl A	2,100	4,880
BOE Technology Group, Cl A	26,100	18,884
DHC Software, Cl A	5,300	7,958
GDS Holdings ADR*	157	12,847
Hanergy Thin Film Power Group*(A)(B)(C)	4,364	—
Hangzhou Hikvision Digital Technology, Cl A	5,509	30,937
Hengtong Optic-electric, Cl A	2,100	4,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Information Technology — (continued)
Iflytek, Cl A	1,700	$8,585
Kingdee International Software Group	8,000	20,645
Kingsoft	4,000	19,948
Lenovo Group	10,000	6,594
LONGi Green Energy Technology, Cl A	3,080	34,044
Luxshare Precision Industry, Cl A	6,174	51,975
OFILM Group, Cl A	3,582	7,606
Sanan Optoelectronics, Cl A	4,400	15,839
Sunny Optical Technology Group	1,300	19,844
Tianma Microelectronics, Cl A	4,000	8,706
TravelSky Technology, Cl H	3,000	6,403
Unigroup Guoxin Microelectronics, Cl A	900	15,753
Yonyou Network Technology, Cl A	2,925	16,469
Zhejiang Dahua Technology, Cl A	2,800	8,458
ZTE, Cl H	4,000	9,518
		341,129
Materials — 2.6%
Angang Steel, Cl A	13,070	4,988
Anhui Conch Cement, Cl A	2,000	16,286
Anhui Conch Cement, Cl H	2,000	13,755
Baoshan Iron & Steel, Cl A	10,100	7,427
BBMG, Cl A	15,600	7,057
China Molybdenum, Cl H	27,000	9,546
China National Building Material, Cl H	10,000	12,619
China Northern Rare Earth Group High-Tech, Cl A*	5,700	9,021
Ganfeng Lithium, Cl A	1,200	9,582
Hesteel, Cl A*	17,600	5,498
Inner Mongolia BaoTou Steel Union, Cl A*	35,300	5,982
Rongsheng Petro Chemical, Cl A	4,100	11,334
Shandong Hualu Hengsheng Chemical, Cl A	2,400	8,665
Sinopec Shanghai Petrochemical, Cl A	18,100	8,882
Tianqi Lithium, Cl A*	1,540	4,511
Zhejiang Huayou Cobalt, Cl A*	580	2,965
Zhejiang Longsheng Group, Cl A	6,000	12,015
Zijin Mining Group, Cl A	10,100	9,153
		159,286
Real Estate — 2.4%
China Fortune Land Development, Cl A	3,120	6,974
China Merchants Shekou Industrial Zone Holdings, Cl A	4,800	10,716
China Overseas Land & Investment	8,839	22,126
China Resources Land	6,214	27,983
China Vanke, Cl A	4,743	19,583
China Vanke, Cl H	2,500	7,629
Gemdale, Cl A	5,600	12,007
Greenland Holdings, Cl A	9,600	9,011
Poly Developments and Holdings Group, Cl A	6,900	16,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Real Estate — (continued)
Seazen Holdings, Cl A	1,600	$8,243
Xinhu Zhongbao, Cl A	16,900	8,392
		148,820
Utilities — 1.3%
China National Nuclear Power, Cl A	12,900	8,345
China Yangtze Power, Cl A	6,400	18,041
ENN Energy Holdings	282	3,071
Guangdong Investment	8,000	12,655
Huadian Power International, Cl A	13,600	7,134
Huaneng Power International, Cl H	9,077	3,502
Hubei Energy Group, Cl A	14,100	7,708
SDIC Power Holdings, Cl A	7,200	9,570
Sichuan Chuantou Energy, Cl A	7,300	10,553
		80,579
TOTAL CHINA		5,477,952

HONG KONG — 9.8%
Communication Services — 0.2%
Alibaba Pictures Group*	80,000	11,871

Consumer Discretionary — 2.6%
Brilliance China Automotive Holdings	10,000	9,381
Haier Electronics Group	4,000	14,452
Meituan Dianping, Cl B*	4,300	134,160
		157,993
Consumer Staples — 0.1%
Sun Art Retail Group	6,000	6,619

Energy — 0.1%
Yanzhou Coal Mining, Cl H	8,000	5,946

Financials — 2.8%
China Cinda Asset Management, Cl H	2,504	468
China Galaxy Securities, Cl H	20,500	11,506
China Huarong Asset Management, Cl H	33,000	3,492
China Merchants Bank, Cl H	6,500	30,655
China Minsheng Banking, Cl H	18,500	9,691
China Pacific Insurance Group, Cl H	5,800	16,389
China Taiping Insurance Holdings	3,400	5,168
CITIC Securities, Cl H	4,000	8,888
Far East Horizon	5,000	4,052
GF Securities, Cl H	8,000	10,085
Huatai Securities, Cl H	5,000	8,168
Industrial & Commercial Bank of China, Cl H	113,441	58,843
People’s Insurance Group of China, Cl H	13,452	3,975
		171,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — 0.2%
China Everbright Environment Group	8,323	$4,725
Shenzhen International Holdings	5,475	8,675
		13,400
Information Technology — 1.0%
Kingboard Holdings	2,500	8,226
Semiconductor Manufacturing International*	10,000	23,381
Xiaomi, Cl B*	12,000	31,664
		63,271
Materials — 0.3%
China Resources Cement Holdings	8,000	10,921
Nine Dragons Paper Holdings	8,000	10,034
		20,955
Real Estate — 1.9%
China Evergrande Group	4,000	10,168
China Jinmao Holdings Group	16,000	8,815
CIFI Holdings Group	17,195	12,647
Country Garden Holdings	17,612	21,543
Guangzhou R&F Properties	3,600	4,627
KWG Group Holdings	4,773	8,142
Longfor Group Holdings	4,000	22,452
Shimao Group Holdings	2,500	10,322
Sunac China Holdings	4,000	15,587
		114,303
Utilities — 0.6%
Beijing Enterprises Water Group	16,000	6,194
China Gas Holdings	3,400	9,652
China Longyuan Power Group, Cl H	8,000	4,996
China Resources Gas Group	2,000	8,929
China Resources Power Holdings	6,000	6,619
		36,390
TOTAL HONG KONG		602,128
TOTAL COMMON STOCK
(Cost $4,529,520)		6,080,080

TOTAL INVESTMENTS — 99.5%
(Cost $4,529,520)		6,080,080
OTHER ASSETS LESS LIABILITIES – 0.5%		30,480
NET ASSETS - 100%		$6,110,560

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Index ETF (concluded)

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2020 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2020 was $0 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$950,095	$—	$—	$950,095
Consumer Discretionary	1,586,272	3,237	—	1,589,509
Consumer Staples	461,348	—	—	461,348
Energy	103,357	—	—	103,357
Financials	890,020	—	—	890,020
Health Care	370,082	4,975	—	375,057
Industrials	378,752	—	—	378,752
Information Technology	341,129	—	—	341,129
Materials	159,286	—	—	159,286
Real Estate	148,820	—	—	148,820
Utilities	80,579	—	—	80,579
Hong Kong	602,128	—	—	602,128
Total Common Stock	6,071,868	8,212	—	6,080,080
Total Investments in Securities	$6,071,868	$8,212	$—	$6,080,080

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.7%‡
CHINA — 44.7%
Financials — 4.6%
Bank of Chengdu, Cl A	18,800	$27,370
Bank of Guiyang, Cl A	16,927	19,231
Bank of Hangzhou, Cl A	29,300	50,860
Bank of Jiangsu, Cl A	61,155	54,790
Bank of Nanjing, Cl A	52,191	60,680
Bank of Ningbo, Cl A	31,046	144,015
Chongqing Rural Commercial Bank, Cl H	43,425	15,969
Qingdao Rural Commercial Bank, Cl A	29,700	22,014
		394,929
Industrials — 21.6%
Beijing New Building Materials, Cl A	9,208	41,927
China Communications Construction, Cl H	80,000	41,806
China Communications Services, Cl H	44,000	25,775
China Conch Venture Holdings	29,500	136,652
China Gezhouba Group, Cl A	24,650	21,576
China Lesso Group Holdings	20,000	35,923
China Railway Construction, Cl H	36,000	24,759
China Railway Group, Cl H	68,500	32,173
China Railway Hi-tech Industry, Cl A	11,876	15,855
China State Construction Engineering, Cl A	223,379	167,214
Contemporary Amperex Technology, Cl A	12,400	382,252
CRRC, Cl H	78,850	31,337
Daqin Railway, Cl A	80,332	75,404
Dongfang Electric, Cl A	14,700	22,008
Jiangsu Expressway, Cl H	22,000	22,142
Metallurgical Corp of China, Cl A	95,800	37,409
Nanyang Topsec Technologies Group, Cl A*	6,200	20,995
NARI Technology, Cl A	24,400	70,903
Sany Heavy Industry, Cl A	46,400	170,181
Shanghai Construction Group, Cl A	50,500	22,994
Shanghai Electric Group, Cl A*	43,600	32,252
Shanghai International Port Group, Cl A	49,910	30,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — (continued)
Shenzhen Inovance Technology, Cl A	9,500	$81,053
Siasun Robot & Automation, Cl A*	8,500	18,124
Sinotruk Hong Kong	12,500	32,032
Suzhou Gold Mantis Construction Decoration, Cl A	14,300	20,377
TBEA, Cl A	19,975	25,843
XCMG Construction Machinery, Cl A	42,148	34,470
Xinjiang Goldwind Science & Technology, Cl A	18,044	27,200
Yangzijiang Shipbuilding Holdings	58,000	42,063
Zhejiang Expressway, Cl H	26,000	18,754
Zhejiang Weixing New Building Materials, Cl A	8,500	20,028
Zhengzhou Yutong Bus, Cl A	11,997	27,790
Zhuzhou CRRC Times Electric, Cl H	10,000	33,419
Zoomlion Heavy Industry Science and Technology	24,000	23,040
		1,866,472
Materials — 5.7%
Anhui Conch Cement, Cl H	22,000	151,303
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,124	64,525
China National Building Material, Cl H	71,000	89,597
China Northern Rare Earth Group High-Tech, Cl A*	19,424	30,740
China Resources Cement Holdings	44,000	60,067
Guangdong Hongda Blasting, Cl A	3,700	27,413
Huaxin Cement, Cl A	7,400	27,403
Tangshan Jidong Cement, Cl A	7,300	16,684
Yintai Gold, Cl A	14,700	22,701
		490,433
Utilities — 12.8%
Beijing Enterprises Holdings	9,500	28,500
CGN Power, Cl H	171,875	35,262
China Gas Holdings	47,800	135,690
China Longyuan Power Group, Cl H	57,000	35,597
China National Nuclear Power, Cl A	70,142	45,374
China Resources Gas Group	17,500	78,129
China Resources Power Holdings	36,635	40,417
China Yangtze Power, Cl A	117,343	330,780
ENN Energy Holdings	14,100	153,554
GD Power Development, Cl A	105,500	31,403
Huadian Power International, Cl A	36,542	19,169
Huaneng Power International, Cl H	65,000	25,077
Kunlun Energy	70,000	45,884
SDIC Power Holdings, Cl A	37,306	49,585
Shenergy, Cl A	26,319	21,331
Sichuan Chuantou Energy, Cl A	23,884	34,526
		1,110,278
TOTAL CHINA		3,862,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
HONG KONG — 0.6%
Industrials — 0.4%
Shenzhen International Holdings	20,125	$31,889

Utilities — 0.2%
China Power International Development	80,000	14,761
TOTAL HONG KONG		46,650

INDIA — 2.6%
Industrials — 0.7%
AIA Engineering	2,545	63,765

Materials — 1.9%
Hindalco Industries	69,931	166,107
TOTAL INDIA		229,872

INDONESIA — 2.8%
Energy — 0.7%
Adaro Energy	841,800	64,210

Materials — 2.1%
Barito Pacific*	1,598,500	84,867
Indah Kiat Pulp & Paper	160,700	96,927
		181,794
TOTAL INDONESIA		246,004

ISRAEL — 3.9%
Industrials — 2.2%
Elbit Systems	1,585	193,195

Materials — 1.7%
ICL Group	42,097	149,173
TOTAL ISRAEL		342,368

JORDAN — 0.3%
Financials — 0.3%
Arab Bank*	3,744	22,020
TOTAL JORDAN		22,020

KUWAIT — 1.7%
Industrials — 1.7%
Agility Public Warehousing KSC	66,902	143,408
TOTAL KUWAIT		143,408

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
MALAYSIA — 4.7%
Industrials — 1.1%
Sime Darby	163,100	$97,730

Materials — 3.6%
Petronas Chemicals Group	153,100	206,688
Press Metal Aluminium Holdings	84,700	104,767
		311,455
TOTAL MALAYSIA		409,185

PHILIPPINES — 4.0%
Industrials — 4.0%
International Container Terminal Services	59,810	135,338
JG Summit Holdings	169,280	210,203
TOTAL PHILIPPINES		345,541

POLAND — 2.9%
Materials — 2.9%
KGHM Polska Miedz*	8,229	251,147
TOTAL POLAND		251,147

RUSSIA — 9.1%
Energy — 4.1%
Rosneft	58,610	289,571
Surgutneftegas*	155,100	69,214
		358,785
Materials — 5.0%
MMC Norilsk Nickel PJSC	1,368	331,559
Polymetal International	4,805	105,250
		436,809
TOTAL RUSSIA		795,594

SINGAPORE — 8.0%
Financials — 5.2%
Oversea-Chinese Banking	73,012	450,341

Industrials — 2.8%
Keppel	32,200	104,967
Singapore Airlines	19,000	48,296
Singapore Technologies Engineering	34,600	87,698
		240,961
TOTAL SINGAPORE		691,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
SOUTH AFRICA — 8.5%
Materials — 8.5%
Anglo American Platinum	3,132	$218,386
Impala Platinum Holdings	46,963	409,575
Kumba Iron Ore	3,706	110,122
TOTAL SOUTH AFRICA		738,083

THAILAND — 3.2%
Energy — 0.5%
IRPC	685,800	41,554

Materials — 2.7%
Indorama Ventures	101,600	67,653
PTT Global Chemical	136,800	169,449
		237,102
TOTAL THAILAND		278,656

TURKEY — 0.5%
Industrials — 0.5%
Turk Hava Yollari AO*	33,371	45,481
TOTAL TURKEY		45,481

UNITED ARAB EMIRATES — 0.5%
Industrials — 0.5%
Air Arabia PJSC	137,364	41,884
TOTAL UNITED ARAB EMIRATES		41,884

UNITED KINGDOM — 0.7%
Energy — 0.7%
NAC Kazatomprom JSC GDR	3,920	57,232
TOTAL UNITED KINGDOM		57,232
TOTAL COMMON STOCK
(Cost $9,190,608)		8,546,539

PREFERRED STOCK — 0.9%
RUSSIA — 0.9%
Energy — 0.9%
Surgutneftegas PJSC (A)	150,600	76,250

TOTAL PREFERRED STOCK
(Cost $85,774)		76,250

TOTAL INVESTMENTS — 99.6%
(Cost $9,276,382)		8,622,789
OTHER ASSETS LESS LIABILITIES – 0.4%		38,973
NET ASSETS - 100%		$8,661,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI One Belt One Road Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

CL – Class

GDR – Global Depositary Receipt

JSC – Joint-Stock Company

PJSC – Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Financials	$377,265	$17,664	$—	$394,929
Industrials	1,850,617	15,855	—	1,866,472
Materials	490,433	—	—	490,433
Utilities	1,110,278	—	—	1,110,278
Hong Kong	46,650	—	—	46,650
India	229,872	—	—	229,872
Indonesia	246,004	—	—	246,004
Israel	342,368	—	—	342,368
Jordan	22,020	—	—	22,020
Kuwait	143,408	—	—	143,408
Malaysia	409,185	—	—	409,185
Philippines	345,541	—	—	345,541
Poland	251,147	—	—	251,147
Russia	795,594	—	—	795,594
Singapore	691,302	—	—	691,302
South Africa	738,083	—	—	738,083
Thailand	278,656	—	—	278,656
Turkey	45,481	—	—	45,481
United Arab Emirates	41,884	—	—	41,884
United Kingdom	57,232	—	—	57,232
Total Common Stock	8,513,020	33,519	—	8,546,539
Preferred Stock
Russia	76,250	—	—	76,250
Total Preferred Stock	76,250	—	—	76,250
Total Investments in Securities	$8,589,270	$33,519	$—	$8,622,789

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
ARGENTINA — 3.7%
Consumer Discretionary — 3.7%
MercadoLibre*	4,822	$5,219,719
TOTAL ARGENTINA		5,219,719

BRAZIL — 5.3%
Consumer Discretionary — 2.2%
B2W Cia Digital*	189,970	3,047,838
Information Technology — 3.1%
Cielo*	1,204,780	844,305
Pagseguro Digital, Cl A*	94,288	3,555,600
		4,399,905
TOTAL BRAZIL		7,447,743

CHINA — 39.6%
Communication Services — 16.0%
Autohome ADR	41,630	3,996,480
Baidu ADR*	41,312	5,229,686
Bilibili ADR*	79,313	3,299,421
NetEase ADR	10,768	4,895,886
Tencent Holdings	75,675	4,994,550
		22,416,023
Consumer Discretionary — 18.5%
Alibaba Group Holding*	145,500	5,174,168
JD.com ADR*	64,675	5,019,427
New Oriental Education & Technology Group ADR*	23,838	3,563,781
TAL Education Group ADR*	67,848	5,159,162
Trip.com Group ADR*	116,620	3,631,547
Vipshop Holdings ADR*	208,329	3,258,265
		25,806,350

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Health Care — 2.3%
Ping An Healthcare and Technology*(A)	252,300	$3,231,068

Information Technology — 2.8%
GDS Holdings ADR*	48,563	3,973,910
TOTAL CHINA		55,427,351

GREECE — 4.9%
Communication Services — 2.4%
Hellenic Telecommunications Organization	229,514	3,313,106

Consumer Discretionary — 2.5%
OPAP	372,888	3,541,861
TOTAL GREECE		6,854,967

INDIA — 0.7%
Consumer Discretionary — 0.7%
MakeMyTrip*	62,240	956,006
TOTAL INDIA		956,006

MALAYSIA — 3.2%
Communication Services — 2.5%
Telekom Malaysia	3,566,100	3,544,217

Information Technology — 0.7%
My EG Services	3,170,700	999,547
TOTAL MALAYSIA		4,543,764

MEXICO — 2.4%
Communication Services — 2.4%
Grupo Televisa*	2,725,800	3,374,568
TOTAL MEXICO		3,374,568

POLAND — 3.3%
Communication Services — 3.3%
Cyfrowy Polsat	512,530	3,581,818
Orange Polska*	564,255	998,229
TOTAL POLAND		4,580,047

PUERTO RICO — 0.8%
Information Technology — 0.8%
EVERTEC	30,255	1,050,151
TOTAL PUERTO RICO		1,050,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
RUSSIA — 3.3%
Communication Services — 2.5%
Mail.Ru Group GDR*	127,563	$3,495,226

Information Technology — 0.8%
QIWI ADR	67,231	1,166,458
TOTAL RUSSIA		4,661,684

SOUTH AFRICA — 3.7%
Consumer Discretionary — 3.7%
Naspers, Cl N	29,314	5,202,005
TOTAL SOUTH AFRICA		5,202,005

SOUTH KOREA — 21.0%
Communication Services — 17.2%
Com2uSCorp	9,882	968,343
Kakao	15,235	4,748,318
KT ADR	359,997	3,459,571
NAVER	19,228	4,874,820
NCSoft	5,256	3,622,348
Netmarble*(A)	22,048	3,129,515
NHN*	16,088	1,023,469
Pearl Abyss*	6,341	1,096,323
Studio Dragon*	15,534	1,118,395
		24,041,102
Consumer Discretionary — 2.4%
DoubleUGames	16,596	1,057,206
GS Home Shopping	10,582	1,165,423
Lotte Tour Development*	80,792	1,063,871
		3,286,500
Financials — 0.7%
NICE Holdings	64,614	1,005,536

Information Technology — 0.7%
Douzone Bizon	10,830	967,708
TOTAL SOUTH KOREA		29,300,846

TAIWAN — 5.5%
Communication Services — 2.5%
Chunghwa Telecom	956,000	3,531,938
Information Technology — 3.0%
Holy Stone Enterprise	300,000	1,046,199
Wistron NeWeb	393,000	1,036,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Information Technology — (continued)
WPG Holdings	777,880	$1,044,801
WT Microelectronics	820,000	1,065,983
		4,193,693
TOTAL TAIWAN		7,725,631

THAILAND — 2.4%
Communication Services — 2.4%
Intouch Holdings, Cl F	2,036,837	3,294,293
TOTAL THAILAND		3,294,293
TOTAL COMMON STOCK
(Cost $131,437,657)		139,638,775

SHORT-TERM INVESTMENT(B)(C) — 4.1%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	5,698,169	5,698,169
TOTAL SHORT-TERM INVESTMENT
(Cost $5,698,169)		5,698,169
TOTAL INVESTMENTS — 103.9%
(Cost $137,135,826)		145,336,944
OTHER ASSETS LESS LIABILITIES – (3.9)%		(5,507,353)
NET ASSETS - 100%		$139,829,591

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $5,426,721.
(B)	The rate shown is the 7-day effective yield as of September 30, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2020 was $5,698,169.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$5,219,719	$—	$—	$5,219,719
Brazil	7,447,743	—	—	7,447,743
China	55,427,351	—	—	55,427,351
Greece	6,854,967	—	—	6,854,967
India	956,006	—	—	956,006
Malaysia	4,543,764	—	—	4,543,764
Mexico	3,374,568	—	—	3,374,568
Poland	4,580,047	—	—	4,580,047
Puerto Rico	1,050,151	—	—	1,050,151
Russia	4,661,684	—	—	4,661,684
South Africa	5,202,005	—	—	5,202,005
South Korea
Communication Services	19,815,264	4,225,838	—	24,041,102
Consumer Discretionary	3,286,500	—	—	3,286,500
Financials	1,005,536	—	—	1,005,536
Information Technology	967,708	—	—	967,708
Taiwan	7,725,631	—	—	7,725,631
Thailand	3,294,293	—	—	3,294,293
Total Common Stock	135,412,937	4,225,838	—	139,638,775
Short-Term Investment	5,698,169	—	—	5,698,169
Total Investments in Securities	$141,111,106	$4,225,838	$—	$145,336,944

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 93.9%
Consumer Discretionary — 27.6%
BAIC BluePark New Energy Technology, Cl A*	44,800	$38,949
BYD, Cl A	8,500	145,593
BYD, Cl H	48,500	759,729
NIO ADR*	41,369	877,850
Tianneng Power International	177,885	318,586
Yadea Group Holdings*	284,694	418,041
		2,558,748
Industrials — 20.3%
China Conch Venture Holdings	167,000	773,587
China Everbright Environment Group	556,216	315,787
Contemporary Amperex Technology, Cl A	13,500	416,162
CT Environmental Group*(A)(B)(C)	329,000	1,061
Dongjiang Environmental, Cl H	46,600	31,147
Dynagreen Environmental Protection Group, Cl H	90,000	46,220
Gotion High-tech, Cl A*	17,200	60,322
Xinjiang Goldwind Science & Technology, Cl A	52,435	79,043
Xinjiang Goldwind Science & Technology, Cl H	183,804	160,325
		1,883,654
Information Technology — 20.7%
China Railway Signal & Communication, Cl H	399,000	130,769
GCL System Integration Technology, Cl A*	78,700	43,836
GCL-Poly Energy Holdings*	3,528,000	147,949
JinkoSolar Holding ADR*	9,029	358,993
LONGi Green Energy Technology, Cl A	36,260	400,787
Sanan Optoelectronics, Cl A	69,800	251,273
Wuxi Lead Intelligent Equipment, Cl A	13,300	94,836
Xinyi Solar Holdings	311,588	493,716
		1,922,159
Real Estate — 14.6%
China Evergrande Group	172,000	437,213
China Merchants Land	306,000	43,432

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China Environment Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Real Estate — (continued)
Shimao Group Holdings	176,500	$728,774
SOHO China*	530,500	143,064
		1,352,483
Utilities — 10.7%
Beijing Enterprises Water Group	958,500	371,032
Beijing Jingneng Clean Energy, Cl H	322,000	81,850
Chengdu Xingrong Environment, Cl A	45,400	34,119
China Datang Renewable Power, Cl H	539,000	73,721
China Everbright Greentech	95,000	37,878
China Everbright Water	133,057	21,931
China Longyuan Power Group, Cl H	590,800	368,964
		989,495
TOTAL CHINA		8,706,539

HONG KONG — 5.8%
Industrials — 1.5%
China High Speed Transmission Equipment Group	101,000	79,627
Fullshare Holdings*	2,482,500	56,056
		135,683
Information Technology — 0.4%
Wasion Holdings	123,000	34,440

Real Estate — 2.1%
Yuexiu Real Estate Investment Trust†	410,000	190,452

Utilities — 1.8%
Beijing Energy International Holding*	1,128,000	34,932
Canvest Environmental Protection Group	155,000	66,600
Concord New Energy Group	1,390,000	62,774
		164,306
TOTAL HONG KONG		524,881
TOTAL COMMON STOCK
(Cost $8,030,261)		9,231,420
TOTAL INVESTMENTS — 99.7%
(Cost $8,030,261)		9,231,420
OTHER ASSETS LESS LIABILITIES – 0.3%		29,939
NET ASSETS - 100%		$9,261,359

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2020 was $1,061 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China Environment Index ETF (concluded)

(C)	Security considered illiquid. The total value of such securities as of September 30, 2020 was $1,061 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$2,558,748	$—	$—	$2,558,748
Industrials	1,882,593	—	1,061	1,883,654
Information Technology	1,922,159	—	—	1,922,159
Real Estate	1,352,483	—	—	1,352,483
Utilities	989,495	—	—	989,495
Hong Kong	524,881	—	—	524,881
Total Common Stock	9,230,359	—	1,061	9,231,420
Total Investments in Securities	$9,230,359	$—	$1,061	$9,231,420

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2020, the transfer in and out of level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.8%‡
AUSTRIA — 1.3%
Information Technology — 1.3%
ams*	17,080	$389,099
TOTAL AUSTRIA		389,099

CANADA — 0.9%
Industrials — 0.9%
Ballard Power Systems*	17,923	269,969
TOTAL CANADA		269,969

CHILE — 2.4%
Materials — 2.4%
Antofagasta	32,476	429,719
Sociedad Quimica y Minera de Chile ADR	9,449	306,336
TOTAL CHILE		736,055

CHINA — 20.2%
Communication Services — 2.1%
Baidu ADR*	5,006	633,709

Consumer Discretionary — 12.1%
Great Wall Motor, Cl H	256,500	325,341
Guangdong Dongfang Precision Science & Technology, Cl A*	461,100	323,422
Huizhou Desay Sv Automotive, Cl A	32,800	343,404
Keboda Technology, Cl A	31,800	328,623
Kuang-Chi Technologies, Cl A*	166,800	535,821
Li Auto ADR*	24,385	424,055
NIO ADR*	32,563	690,987
Tianneng Power International	174,000	311,629
XPeng ADR*	20,902	419,503
		3,702,785
Industrials — 4.0%
Camel Group, Cl A	273,817	308,666
Gotion High-tech, Cl A*	94,989	333,133
Shenzhen Center Power Tech, Cl A*	106,100	290,644
Zhejiang Narada Power Source, Cl A*	146,100	306,568
		1,239,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Information Technology — 2.0%
Jiangsu Etern, Cl A	349,200	$302,050
Shanghai Belling, Cl A	127,200	296,524
		598,574
TOTAL CHINA		6,174,079

FRANCE — 0.6%
Information Technology — 0.6%
STMicroelectronics	6,168	189,936
TOTAL FRANCE		189,936

GERMANY — 11.6%
Consumer Discretionary — 8.2%
Bayerische Motoren Werke	14,037	1,020,385
Daimler	19,490	1,052,127
Hella GmbH & KGaA*	8,661	436,924
		2,509,436
Information Technology — 3.4%
Infineon Technologies	36,481	1,031,626
TOTAL GERMANY		3,541,062

HONG KONG — 1.1%
Consumer Discretionary — 1.1%
Brilliance China Automotive Holdings	360,000	337,703
TOTAL HONG KONG		337,703

JAPAN — 2.3%
Consumer Discretionary — 2.3%
Mitsubishi Motors*	124,900	273,400
Nissan Motor*	119,100	419,609
TOTAL JAPAN		693,009

NETHERLANDS — 2.0%
Information Technology — 2.0%
NXP Semiconductors	4,854	605,828
TOTAL NETHERLANDS		605,828

PERU — 1.9%
Materials — 1.9%
Southern Copper	12,887	583,394
TOTAL PERU		583,394

SOUTH KOREA — 2.9%
Information Technology — 2.9%
Samsung SDI	1,655	613,461
Sang-A Frontec, Cl A	7,387	265,919
TOTAL SOUTH KOREA		879,380

SWEDEN — 1.0%
Industrials — 1.0%
PowerCell Sweden*(A)	12,035	314,658
TOTAL SWEDEN		314,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
SWITZERLAND — 1.3%
Information Technology — 1.3%
STMicroelectronics	13,346	$410,817
TOTAL SWITZERLAND		410,817

TAIWAN — 1.9%
Consumer Discretionary — 1.0%
Cub Elecparts	55,884	307,766

Information Technology — 0.9%
Parade Technologies	8,000	290,035
TOTAL TAIWAN		597,801

UNITED KINGDOM — 1.1%
Industrials — 1.1%
ITM Power*(A)	100,647	338,955
TOTAL UNITED KINGDOM		338,955

UNITED STATES — 42.3%
Communication Services — 3.4%
Alphabet, Cl A*	708	1,037,645

Consumer Discretionary — 8.6%
Aptiv*	7,101	651,020
Gentex	16,923	435,767
Gentherm*	7,144	292,189
Tesla*	2,273	975,140
Visteon*	4,113	284,702
		2,638,818
Industrials — 3.6%
Ballard Power Systems*	3,984	60,158
Bloom Energy, Cl A*(A)	21,563	387,487
FuelCell Energy*(A)	139,590	298,723
Plug Power*	25,774	345,629
		1,091,997
Information Technology — 22.0%
Advanced Micro Devices*	13,702	1,123,427
Ambarella*	6,047	315,533
Analog Devices	9,312	1,087,083
Cirrus Logic*	5,254	354,382
Maxim Integrated Products*	9,192	621,471
NVIDIA	2,074	1,122,490
SiTime*	4,527	380,404
Skyworks Solutions	4,426	643,983
Texas Instruments	7,704	1,100,054
		6,748,827
Materials — 4.7%
Albemarle	4,660	416,045
FMC	4,141	438,573
Freeport-McMoRan*	37,085	580,010
		1,434,628
TOTAL UNITED STATES		12,951,915
TOTAL COMMON STOCK
(Cost $25,751,132)		29,013,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
PREFERRED STOCK — 4.6%
GERMANY— 4.6%
Consumer Discretionary — 4.6%
Porsche Automobil Holding(B)	7,155	$427,067
Volkswagen(B)	6,118	985,744
TOTAL PREFERRED STOCK
(Cost $1,528,134)		1,412,811

SHORT-TERM INVESTMENT(C)(D) — 3.0%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	917,949	917,949
TOTAL SHORT-TERM INVESTMENT
(Cost $917,949)		917,949

TOTAL INVESTMENTS — 102.4%
(Cost $28,197,215)		31,344,420
OTHER ASSETS LESS LIABILITIES — (2.6)%		(738,673)
NET ASSETS - 100%		$30,605,747

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $701,718.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of September 30, 2020.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2020 was $917,949.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 93.8%
Health Care — 93.8%
3SBio*	543,500	$611,525
Aier Eye Hospital Group, Cl A	539,324	4,086,475
AK Medical Holdings	166,000	423,675
Alibaba Health Information Technology*	1,394,000	3,395,963
Apeloa Pharmaceutical, Cl A	153,300	538,537
Asymchem Laboratories Tianjin, Cl A	29,600	1,149,272
Autobio Diagnostics, Cl A	37,036	880,398
Beijing Tiantan Biological Products, Cl A	165,818	971,261
Beijing Tongrentang, Cl A	171,868	683,288
Betta Pharmaceuticals, Cl A	51,963	871,065
BGI Genomics, Cl A*	51,600	1,094,532
CanSino Biologics, Cl H*(A)	27,800	589,719
Changchun High & New Technology Industry Group, Cl A	52,466	2,857,748
Chengdu Kanghong Pharmaceutical Group, Cl A	91,300	613,214
China Medical System Holdings	615,000	676,897
China National Accord Medicines, Cl A	48,253	328,498
China National Medicines, Cl A	97,055	623,264
China Resources Pharmaceutical Group	700,500	359,741
China Resources Sanjiu Medical & Pharmaceutical, Cl A	126,990	478,671
China Traditional Chinese Medicine Holdings	1,224,000	511,711
Chongqing Zhifei Biological Products, Cl A	202,972	4,166,633
CSPC Pharmaceutical Group	2,441,056	4,724,625
Da An Gene of Sun Yat-Sen University, Cl A	111,462	575,024
Dong-E-E-Jiao, Cl A	3,600	21,065
Dong-E-E-Jiao, Cl E	82,140	480,642
Genscript Biotech*	472,000	772,253
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	183,874	817,994
Guangzhou Kingmed Diagnostics Group, Cl A	59,799	901,263
Guangzhou Wondfo Biotech, Cl A	43,152	528,089
Hangzhou Tigermed Consulting, Cl A	46,550	706,176
Huadong Medicine, Cl A	213,901	778,532
Hualan Biological Engineering, Cl A	235,747	1,979,757
Hubei Jumpcan Pharmaceutical, Cl A	104,560	341,276
Humanwell Healthcare Group, Cl A	169,600	805,227
Hutchison China MediTech ADR*	30,488	984,762
Intco Medical Technology, Cl A	31,000	688,858
Jafron Biomedical, Cl A	99,190	1,038,482
Jiangsu Hengrui Medicine, Cl A	694,965	9,198,205
Jiangsu Yuyue Medical Equipment & Supply, Cl A	129,010	623,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Health Care — (continued)
Jilin Aodong Pharmaceutical Group, Cl A	152,181	$375,166
Jinyu Bio-Technology, Cl A	145,368	578,362
Joincare Pharmaceutical Group Industry, Cl A	244,845	614,431
Jointown Pharmaceutical Group, Cl A*	244,806	609,643
Lepu Medical Technology Beijing, Cl A	224,800	1,116,663
Livzon Pharmaceutical Group, Cl A	78,259	567,485
Luye Pharma Group(A)	873,500	507,194
Meinian Onehealth Healthcare Holdings, Cl A*	511,931	1,069,682
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	103,317	682,203
Ovctek China, Cl A	78,800	722,476
Shandong Buchang Pharmaceuticals, Cl A	145,369	533,381
Shandong Weigao Group Medical Polymer, Cl H	1,120,000	2,231,329
Shanghai Fosun Pharmaceutical Group, Cl A	250,229	1,810,817
Shanghai Fosun Pharmaceutical Group, Cl H	232,000	962,426
Shanghai Pharmaceuticals Holding, Cl A	249,094	745,487
Shanghai Pharmaceuticals Holding, Cl H	342,500	572,748
Shanghai RAAS Blood Products, Cl A	747,000	904,814
Shenzhen Hepalink Pharmaceutical Group, Cl A	134,828	450,996
Shenzhen Kangtai Biological Products, Cl A	86,098	2,309,166
Shenzhen Mindray Bio-Medical Electronics, Cl A	130,174	6,675,295
Shenzhen Salubris Pharmaceuticals, Cl A	134,265	682,176
Shijiazhuang Yiling Pharmaceutical, Cl A	155,172	616,682
Sichuan Kelun Pharmaceutical, Cl A	190,515	623,793
Sino Biopharmaceutical	4,529,750	4,933,044
Sinopharm Group, Cl H	590,000	1,237,858
SSY Group	642,000	364,490
Tasly Pharmaceutical Group, Cl A	125,892	313,139
Tianjin Chase Sun Pharmaceutical, Cl A	397,217	317,830
Tonghua Dongbao Pharmaceutical, Cl A	266,091	533,648
Topchoice Medical, Cl A*	42,641	1,342,762
Walvax Biotechnology, Cl A	192,500	1,443,261
Winning Health Technology Group, Cl A	275,000	787,764
WuXi AppTec, Cl A	268,124	4,010,224
WuXi AppTec, Cl H	119,620	1,717,898
Wuxi Biologics Cayman*	433,045	10,538,360
Xiamen Kingdomway Group, Cl A	80,376	416,430
Yifan Pharmaceutical, Cl A	156,888	577,959
Yunnan Baiyao Group, Cl A	157,750	2,370,097
Zai Lab ADR*	22,887	1,903,512
Zhangzhou Pientzehuang Pharmaceutical, Cl A	74,324	2,664,857
Zhejiang Conba Pharmaceutical, Cl A*	349,913	268,636
Zhejiang Huahai Pharmaceutical, Cl A	175,772	830,645
Zhejiang NHU, Cl A	283,800	1,245,804
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	68,474	567,262

TOTAL CHINA		116,225,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
COMMON STOCK — (continued)
HONG KONG — 6.0%
Health Care — 6.0%
Hansoh Pharmaceutical Group*	500,000	$2,429,032
Innovent Biologics*	400,000	2,962,580
Ping An Healthcare and Technology*(A)	163,100	2,088,732
TOTAL HONG KONG		7,480,344
TOTAL COMMON STOCK
(Cost $104,802,624)		123,706,096

SHORT-TERM INVESTMENT(B)(C) — 2.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	3,272,752	3,272,752
TOTAL SHORT-TERM INVESTMENT
(Cost $3,272,752)		3,272,752

TOTAL INVESTMENTS — 102.5%
(Cost $108,075,376)		126,978,848
OTHER ASSETS LESS LIABILITIES – (2.5)%		(3,074,368)
NET ASSETS - 100%		$123,904,480

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $2,984,097.
(B)	The rate shown is the 7-day effective yield as of September 30, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2020 was $3,272,752.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Health Care	$115,934,502	$291,250	$—	$116,225,752
Hong Kong	7,480,344	—	—	7,480,344
Total Common Stock	123,414,846	291,250	—	123,706,096
Short-Term Investment	3,272,752	—	—	3,272,752
Total Investments in Securities	$126,687,598	$291,250	$—	$126,978,848

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 98.4%
CHINA — 64.0%
Basic Materials — 2.0%
Shandong Iron And Steel Xinheng International 6.850%, 09/25/2022	$200,000	$201,986

Communications — 2.1%
Proven Honour Capital 4.125%, 05/19/2025	200,000	208,432

Consumer Discretionary — 4.0%
Geely Automobile Holdings 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.449%‡	200,000	200,600
Golden Eagle Retail Group 4.625%, 05/21/2023	200,000	197,000
		397,600
Financials — 46.9%
Agile Group Holdings 8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254%‡	200,000	206,250
Central Plaza Development 5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.066%‡	200,000	195,994
CFLD Cayman Investment 8.600%, 04/08/2024	200,000	186,100
China Evergrande Group 9.500%, 03/29/2024	200,000	161,998
China Mengniu Dairy 3.000%, 07/18/2024	200,000	208,962
Chouzhou International Investment 4.500%, 05/30/2022	200,000	204,258
CIFI Holdings Group 6.450%, 11/07/2024	200,000	205,600
Country Garden Holdings 8.000%, 01/27/2024	200,000	217,100
Easy Tactic 8.625%, 02/27/2024	200,000	171,761

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS — (continued)
Financials — (continued)
Fortune Star BVI 5.950%, 01/29/2023	$200,000	$202,998
Franshion Brilliant 5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%‡	200,000	189,099
GLP China Holdings 4.974%, 02/26/2024	200,000	210,376
Kaisa Group Holdings 9.375%, 06/30/2024	600,000	564,000
KWG Group Holdings 5.875%, 11/10/2024	200,000	195,100
Mianyang Investment Holding Group 5.950%, 10/30/2022	200,000	198,994
New Metro Global 6.800%, 08/05/2023	200,000	203,997
Poly Real Estate Finance 4.750%, 09/17/2023	200,000	215,343
Ronshine China Holdings 8.750%, 10/25/2022	200,000	204,094
Shimao Group Holdings 6.125%, 02/21/2024	300,000	318,760
Sunac China Holdings 8.350%, 04/19/2023	200,000	203,742
Westwood Group Holdings 5.375%, 10/19/2023	200,000	216,632
		4,681,158
Industrial — 2.9%
Suzhou City Construction Investment Group Holding 4.600%, 09/05/2022	200,000	200,947
Tsinghua Unic 5.375%, 01/31/2023	200,000	94,999
		295,946
Real Estate — 2.0%
Well Hope Development 3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927%‡	200,000	201,600

Technology — 4.1%
Lenovo Group 4.750%, 03/29/2023	200,000	205,272
Nuoxi Capital 5.350%, 01/24/2023(A)	200,000	6,000
Semiconductor Manufacturing International 2.693%, 02/27/2025	200,000	196,634
		407,906
TOTAL CHINA		6,394,628

HONG KONG — 34.4%
Consumer Discretionary — 4.5%
Li & Fung 5.250%‡	200,000	147,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS — (continued)
Consumer Discretionary — (continued)
Melco Resorts Finance
4.875%, 06/06/2025	$300,000	$306,423
		453,523
Financials — 22.7%
AIA Group 3.125%, 03/13/2023	200,000	209,362
Bank of East Asia 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.257%‡	250,000	250,618
China CITIC Bank International 7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151%‡	200,000	217,016
CMB Wing Lung Bank 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948%‡	250,000	264,060
FWD Group 0.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.865%‡	300,000	224,993
Industrial & Commercial Bank of China Asia 4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135%‡	300,000	301,500
Nanyang Commercial Bank 5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%‡	550,000	543,801
NWD Finance BVI 5.750%‡	250,000	250,125
		2,261,475
Industrial — 2.1%
Celestial Miles 5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205%‡	200,000	206,518

Utilities — 5.1%
OVPH 5.875%‡	500,000	506,150

TOTAL HONG KONG		3,427,666
TOTAL CORPORATE OBLIGATIONS
(Cost $10,045,339)		9,822,294

TOTAL INVESTMENTS — 98.4%
(Cost $10,045,339)		9,822,294
OTHER ASSETS LESS LIABILITIES — 1.6%		154,985
NET ASSETS — 100%		$9,977,279

‡	Perpetual security with no stated maturity date.
(A)	Security in default on interest payments.

VAR — Variable Rate

As of September 30, 2020, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 98.9%‡
BRAZIL — 4.5%
Health Care — 4.5%
Fleury	2,500	$11,830
Hapvida Participacoes e Investimentos	5,600	62,046
Notre Dame Intermedica Participacoes	4,500	52,030
Odontoprev	4,400	9,422
TOTAL BRAZIL		135,328

CHINA — 40.1%
Consumer Staples — 0.5%
DaShenLin Pharmaceutical Group, Cl A	1,300	15,796
Health Care — 39.6%
3SBio*	5,500	6,188
Aier Eye Hospital Group, Cl A	9,070	68,724
AK Medical Holdings	4,000	10,209
Alphamab Oncology*	2,000	3,912
Autobio Diagnostics, Cl A	1,000	23,771
BeiGene*	2,200	48,059
Beijing Tiantan Biological Products, Cl A	2,620	15,346
Betta Pharmaceuticals, Cl A	800	13,411
BGI Genomics, Cl A*	800	16,970
CanSino Biologics, Cl H*	400	8,485
Changchun High & New Technology Industry Group, Cl A	800	43,575
China Biologic Products Holdings*	86	9,558
China Medical System Holdings	6,000	6,604
Chongqing Zhifei Biological Products, Cl A	3,613	74,168
Double Medical Technology, Cl A	900	12,114
Genscript Biotech*	4,000	6,545
Hangzhou Tigermed Consulting, Cl A	1,800	27,307
Huadong Medicine, Cl A	4,040	14,704
Hualan Biological Engineering, Cl A	3,990	33,507
Jiangsu Hengrui Medicine, Cl A	9,266	122,640
Jiangsu Yuyue Medical Equipment & Supply, Cl A	2,400	11,600
Jinxin Fertility Group	4,000	5,037
Lepu Medical Technology Beijing, Cl A	4,222	20,973
Lifetech Scientific*	8,000	2,013
Livzon Pharmaceutical Group, Cl H	700	3,197
Luye Pharma Group	7,500	4,355
Microport Scientific	4,000	15,871
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	2,040	13,470
Ping An Healthcare and Technology*	2,800	35,858
Shandong Weigao Group Medical Polymer, Cl H	8,000	15,938
Shanghai Fosun Pharmaceutical Group, Cl H	1,000	4,148

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Health Care — (continued)
Shanghai Pharmaceuticals Holding, Cl H	2,100	$3,512
Shanghai RAAS Blood Products, Cl A	15,500	18,775
Shenzhen Kangtai Biological Products, Cl A	1,400	37,548
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,800	143,583
Shijiazhuang Yiling Pharmaceutical, Cl A	3,000	11,923
Sinopharm Group, Cl H	2,800	5,875
Topchoice Medical, Cl A*	800	25,192
Venus MedTech Hangzhou, Cl H*	500	5,310
Viva Biotech Holdings	3,000	3,430
Walvax Biotechnology, Cl A	3,400	25,491
WuXi AppTec, Cl H	532	7,640
Wuxi Biologics Cayman*	3,000	73,006
Yunnan Baiyao Group, Cl A	3,000	45,073
Zai Lab ADR*	158	13,141
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	50,196
Zhejiang Huahai Pharmaceutical, Cl A	3,350	15,831
Zhejiang NHU, Cl A	4,900	21,510
		1,205,293
TOTAL CHINA		1,221,089

HONG KONG — 2.7%
Health Care — 2.7%
Hansoh Pharmaceutical Group*	12,000	58,297
Innovent Biologics*	3,000	22,219
TOTAL HONG KONG		80,516

HUNGARY — 1.0%
Health Care — 1.0%
Richter Gedeon Nyrt	1,464	30,962
TOTAL HUNGARY		30,962

INDIA — 12.5%
Health Care — 12.5%
Aurobindo Pharma	4,468	48,235
Biocon*	9,681	58,745
Cipla	5,934	62,308
Dr Reddy’s Laboratories	1,289	90,635
Sun Pharmaceutical Industries	17,866	121,185
TOTAL INDIA		381,108

INDONESIA — 1.3%
Health Care — 1.3%
Kalbe Farma	375,900	39,156
TOTAL INDONESIA		39,156

MALAYSIA — 10.6%
Health Care — 10.6%
Hartalega Holdings	25,400	99,021
IHH Healthcare	66,800	83,591
Supermax*	17,400	35,256
Top Glove	52,500	104,861
TOTAL MALAYSIA		322,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
SOUTH AFRICA — 1.5%
Health Care — 1.5%
Aspen Pharmacare Holdings*	3,389	$24,235
Life Healthcare Group Holdings	11,177	11,432
Netcare	11,316	8,765
TOTAL SOUTH AFRICA		44,432

SOUTH KOREA — 21.3%
Health Care — 21.3%
Alteogen*	204	31,450
Bukwang Pharmaceutical	506	12,309
Celltrion*	588	129,466
Celltrion Healthcare*	1,173	87,962
Celltrion Pharm*	292	28,314
Genexine*	204	24,909
Green Cross	92	17,425
Hanall Biopharma*	428	12,443
Hanmi Pharm	108	25,257
Hanmi Science Ltd.	576	28,960
Helixmith*	226	6,850
Hugel*	93	14,528
Komipharm International*	546	6,770
Mezzion Pharma*	71	10,242
Pharmicell*	488	7,532
Samsung Biologics*	220	129,799
Seegene	194	43,196
SillaJen*(A)(B)(C)	261	2,700
Yuhan	525	28,820
TOTAL SOUTH KOREA		648,932

THAILAND — 3.4%
Health Care — 3.4%
Bangkok Chain Hospital	19,500	8,554
Bangkok Dusit Medical Services, Cl F	122,000	74,692
Bumrungrad Hospital	6,500	19,538

TOTAL THAILAND		102,784
TOTAL COMMON STOCK
(Cost $2,647,215)		3,007,036

TOTAL INVESTMENTS — 98.9%
(Cost $2,647,215)		3,007,036
OTHER ASSETS LESS LIABILITIES — 1.1%		33,284
NET ASSETS — 100%		$3,040,320

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2020 was $2,700 and represents 0.1% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2020 was $2,700 and represents 0.1% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares Emerging Markets Healthcare Index ETF (concluded)

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$135,328	$—	$—	$135,328
China
Consumer Staples	15,796	—	—	15,796
Health Care	1,199,983	5,310	—	1,205,293
Hong Kong	80,516	—	—	80,516
Hungary	30,962	—	—	30,962
India	381,108	—	—	381,108
Indonesia	39,156	—	—	39,156
Malaysia	322,729	—	—	322,729
South Africa	44,432	—	—	44,432
South Korea
Health Care	509,915	136,317	2,700	648,932
Thailand	102,784	—	—	102,784
Total Common Stock	2,862,709	141,627	2,700	3,007,036
Total Investments in Securities	$2,862,709	$141,627	$2,700	$3,007,036

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2020, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 94.0%‡
BRAZIL — 5.0%
Consumer Discretionary — 0.7%
Cogna Educacao	1,000	$926
Lojas Renner	550	3,877
Magazine Luiza	800	12,709
		17,512
Consumer Staples — 0.7%
Ambev*	3,800	8,481
BRF*	300	978
Cia Brasileira de Distribuicao	100	1,238
JBS	600	2,202
Raia Drogasil	1,000	4,180
		17,079
Energy — 0.5%
Petroleo Brasileiro	3,100	10,923
Ultrapar Participacoes*	600	2,062
		12,985
Financials — 1.0%
B3 - Brasil Bolsa Balcao	1,400	13,691
Banco Bradesco*	880	2,823
Banco do Brasil*	700	3,688
Banco Santander Brasil	300	1,485
BB Seguridade Participacoes	500	2,161
IRB Brasil Resseguros S	300	399
		24,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — 0.7%
CCR	800	$1,808
Localiza Rent a Car*	420	4,233
Rumo*	800	2,708
WEG	600	6,961
		15,710
Information Technology — 0.0%
Cielo*	800	561

Materials — 1.3%
Klabin	500	2,111
Suzano*	400	3,220
Vale	2,400	25,198
		30,529
Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo*	200	1,660
Equatorial Energia	500	1,876
		3,536
TOTAL BRAZIL		122,159

CHILE — 0.7%
Consumer Discretionary — 0.1%
Falabella	514	1,501

Energy — 0.1%
Empresas COPEC	268	2,003

Financials — 0.2%
Banco de Chile	17,262	1,314
Banco de Credito e Inversiones	35	1,102
Banco Santander Chile	45,657	1,582
		3,998
Materials — 0.1%
Empresas CMPC	867	1,816

Utilities — 0.2%
Enel Americas	19,579	2,535
Enel Chile	19,330	1,352
		3,887
TOTAL CHILE		13,205

COLOMBIA — 0.1%
Energy — 0.1%
Ecopetrol	3,338	1,641

Financials — 0.0%
Bancolombia	154	970
TOTAL COLOMBIA		2,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
CZECH REPUBLIC — 0.1%
Financials — 0.0%
Komercni banka as*	51	$1,073

Utilities — 0.1%
CEZ	109	2,062
TOTAL CZECH REPUBLIC		3,135

EGYPT — 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	906	3,826
TOTAL EGYPT		3,826

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	166	2,396
TOTAL GREECE		2,396

HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas*	248	1,354

Financials — 0.2%
OTP Bank Nyrt*	152	4,584
TOTAL HUNGARY		5,938

INDIA — 14.5%
Communication Services — 0.4%
Bharti Airtel	1,540	8,787

Consumer Discretionary — 1.0%
Bajaj Auto	56	2,187
Eicher Motors	90	2,687
Mahindra & Mahindra	503	4,144
Maruti Suzuki India	85	7,769
Tata Motors*	1,250	2,258
Titan	214	3,485
		22,530
Consumer Staples — 1.4%
Dabur India	361	2,498
Godrej Consumer Products	248	2,437
Hindustan Unilever	625	17,521
ITC	3,000	6,982
Nestle India	16	3,452
		32,890

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Energy — 3.2%
Bharat Petroleum	522	$2,498
Indian Oil	1,500	1,502
Oil & Natural Gas	961	902
Reliance Industries	2,308	69,896
		74,798
Financials — 2.8%
Axis Bank*	1,900	10,936
Bajaj Finance	160	7,110
Bajaj Finserv	26	2,062
Housing Development Finance	1,369	32,287
ICICI Bank*	2,000	9,616
State Bank of India*	1,500	3,769
		65,780
Health Care — 0.6%
Aurobindo Pharma	180	1,943
Dr Reddy’s Laboratories	78	5,485
Piramal Enterprises	55	934
Sun Pharmaceutical Industries	750	5,087
		13,449
Industrials — 0.2%
Larsen & Toubro	400	4,888

Information Technology — 3.7%
HCL Technologies	900	9,900
Infosys ADR	3,160	43,640
Tata Consultancy Services	750	25,335
Tech Mahindra	318	3,413
Wipro	1,250	5,312
		87,600
Materials — 0.9%
Asian Paints	212	5,708
Grasim Industries	226	2,280
Hindalco Industries	816	1,938
JSW Steel	592	2,229
UltraTech Cement	80	4,391
UPL	373	2,542
Vedanta	909	1,687
		20,775
Utilities — 0.3%
GAIL India	1,400	1,647
NTPC	1,800	2,076
Power Grid Corp of India	1,600	3,523
		7,246
TOTAL INDIA		338,743

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
INDONESIA — 2.3%
Communication Services — 0.3%
Telekomunikasi Indonesia Persero	46,000	$7,914

Consumer Discretionary — 0.3%
Astra International	20,000	5,995

Consumer Staples — 0.2%
Charoen Pokphand Indonesia	6,300	2,403
Unilever Indonesia	6,500	3,538
		5,941
Energy — 0.1%
United Tractors	1,500	2,298

Financials — 1.4%
Bank Central Asia	8,700	15,845
Bank Mandiri Persero	18,000	6,000
Bank Negara Indonesia Persero	6,700	1,999
Bank Rakyat Indonesia Persero	50,000	10,215
		34,059
TOTAL INDONESIA		56,207

MALAYSIA — 2.5%
Communication Services — 0.3%
DiGi.Com	3,000	2,909
Maxis	3,000	3,667
		6,576
Consumer Discretionary — 0.1%
Genting	2,000	1,531

Consumer Staples — 0.1%
Sime Darby Plantation	2,300	2,795

Financials — 1.2%
CIMB Group Holdings	8,000	5,929
Hong Leong Bank	500	1,810
Malayan Banking	5,616	9,758
Public Bank	2,600	9,823
		27,320
Health Care — 0.1%
IHH Healthcare	2,000	2,503

Materials — 0.2%
Petronas Chemicals Group	3,000	4,050

Utilities — 0.5%
Petronas Gas	500	1,976
Tenaga Nasional	3,700	9,349
		11,325
TOTAL MALAYSIA		56,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
MEXICO — 2.9%
Communication Services — 0.8%
America Movil	28,000	$17,517
Grupo Televisa*	2,000	2,476
		19,993
Consumer Staples — 0.9%
Fomento Economico Mexicano	1,700	9,565
Grupo Bimbo, Ser A	1,100	2,050
Wal-Mart de Mexico	4,300	10,305
		21,920
Financials — 0.4%
Grupo Financiero Banorte, Cl O*	2,200	7,613
Grupo Financiero Inbursa, Cl O*	1,500	1,161
		8,774
Industrials — 0.2%
Alfa, Cl A	2,200	1,365
Grupo Aeroportuario del Pacifico, Cl B*	200	1,607
Grupo Aeroportuario del Sureste, Cl B	145	1,685
		4,657
Materials — 0.5%
Cemex*	12,500	4,751
Grupo Mexico	2,900	7,393
		12,144
Real Estate — 0.1%
Fibra Uno Administracion†	2,800	2,215
TOTAL MEXICO		69,703

PERU — 1.0%
Financials — 0.4%
Credicorp	72	8,927

Materials — 0.6%
Cia de Minas Buenaventura SAA ADR	571	6,978
Southern Copper	169	7,651
		14,629
TOTAL PERU		23,556

PHILIPPINES — 1.4%
Financials — 0.2%
BDO Unibank	2,100	3,736

Industrials — 0.6%
Ayala	300	4,264
JG Summit Holdings	3,500	4,346
SM Investments	300	5,445
		14,055
Real Estate — 0.6%
Ayala Land	10,500	6,432
SM Prime Holdings	14,000	8,489
		14,921
TOTAL PHILIPPINES		32,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
POLAND — 1.1%
Communication Services — 0.3%
CD Projekt*	60	$6,493

Consumer Discretionary — 0.1%
LPP*	1	1,699

Energy — 0.1%
Polski Koncern Naftowy ORLEN	280	3,320

Financials — 0.5%
Bank Polska Kasa Opieki*	165	2,147
Powszechna Kasa Oszczednosci Bank Polski*	825	4,526
Powszechny Zaklad Ubezpieczen*	600	3,847
Santander Bank Polska*	32	1,180
		11,700
Materials — 0.1%
KGHM Polska Miedz*	115	3,510
TOTAL POLAND		26,722

QATAR — 1.4%
Financials — 1.2%
Masraf Al Rayan QSC	3,750	4,285
Qatar Islamic Bank SAQ	1,100	4,985
Qatar National Bank QPSC	3,900	19,495
		28,765
Industrials — 0.2%
Industries Qatar QSC	1,750	4,734
TOTAL QATAR		33,499

RUSSIA — 4.8%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	348	3,038

Consumer Discretionary — 0.1%
X5 Retail Group GDR	83	3,088

Energy — 2.6%
Gazprom PJSC	8,300	18,284
LUKOIL PJSC	345	19,926
Novatek PJSC GDR	70	9,555
Rosneft	950	4,694
Tatneft PJSC	1,530	9,109
		61,568
Financials — 1.1%
Sberbank of Russia PJSC	9,190	27,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Materials — 0.9%
Alrosa PJSC	1,750	$1,664
MMC Norilsk Nickel PJSC	62	15,026
Novolipetsk Steel PJSC	820	1,814
Severstal PAO	140	1,788
		20,292
TOTAL RUSSIA		114,986

SOUTH AFRICA — 6.0%
Communication Services — 0.4%
Group	1,400	4,712
MultiChoice Group	284	1,649
Vodacom Group	425	3,141
		9,502
Consumer Discretionary — 2.8%
Absa Group	600	3,213
Mr Price Group	162	1,282
Naspers, Cl N	345	61,222
Woolworths Holdings	658	1,391
		67,108
Consumer Staples — 0.4%
Bid	280	4,335
Clicks Group	168	2,239
Shoprite Holdings	281	2,302
Tiger Brands	109	1,247
		10,123
Energy — 0.1%
Exxaro Resources	174	1,299

Financials — 1.3%
Capitec Bank Holdings*	26	1,617
Discovery	244	1,871
FirstRand	3,738	9,240
Nedbank Group	335	2,024
Old Mutual	3,300	2,050
Remgro	355	2,001
Sanlam	1,216	3,790
Standard Bank Group	1,100	7,125
		29,718
Industrials — 0.2%
Bidvest Group	224	1,855
Sasol*	465	3,612
		5,467
Materials — 0.7%
Anglo American Platinum	35	2,440
AngloGold Ashanti	330	8,569
Gold Fields	541	6,593
		17,602

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Real Estate — 0.1%
Growthpoint Properties†	1,998	$1,467
NEPI Rockcastle	281	1,161
		2,628
TOTAL SOUTH AFRICA		143,447

SOUTH KOREA — 21.6%
Communication Services — 2.3%
Kakao	34	10,597
NAVER	125	31,691
NCSoft	15	10,338
SK Telecom	13	2,646
		55,272
Consumer Discretionary — 2.2%
Coway	36	2,441
Fila Holdings	32	1,003
Hyundai Mobis	57	11,210
Hyundai Motor	125	19,079
Kangwon Land	81	1,489
Kia Motors	250	10,026
LG Electronics	95	7,449
		52,697
Consumer Staples — 0.9%
Amorepacific	21	2,945
E-MART	13	1,573
KT&G	95	6,693
LG Household & Health Care	8	9,905
		21,116
Energy — 0.3%
SK Innovation	53	6,299
S-Oil	31	1,368
		7,667
Financials — 1.7%
DB Insurance	34	1,314
Hana Financial Group	300	7,208
Industrial Bank of Korea	174	1,192
KB Financial Group	358	11,495
Samsung Fire & Marine Insurance	26	4,046
Samsung Life Insurance	47	2,451
Shinhan Financial Group	383	9,039
Woori Financial Group	327	2,399
		39,144
Health Care — 1.0%
Celltrion*	73	16,074
Celltrion Healthcare*	34	2,549
Samsung Biologics*	10	5,900
		24,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Industrials — 0.9%
Hyundai Engineering & Construction	54	$1,406
Hyundai Heavy Industries Holdings	6	1,118
Korea Shipbuilding & Offshore Engineering*	26	1,839
LG	85	5,386
Samsung C&T	70	6,284
Samsung Heavy Industries*	299	1,363
SK Holdings	26	4,413
		21,809
Information Technology — 10.5%
LG Display*	148	1,943
Samsung Electro-Mechanics	50	5,943
Samsung Electronics	3,732	185,721
Samsung SDI	45	16,680
Samsung SDS	23	3,333
SK Hynix	469	33,686
		247,306
Materials — 1.6%
Hyundai Steel	54	1,136
Korea Zinc	5	1,610
LG Chemical	40	22,369
Lotte Chemical	12	2,016
POSCO	68	11,396
		38,527
Utilities — 0.2%
Korea Electric Power*	275	4,797
TOTAL SOUTH KOREA		512,858

TAIWAN — 24.2%
Communication Services — 0.9%
Chunghwa Telecom	4,000	14,778
Far EasTone Telecommunications	1,000	2,106
Taiwan Mobile	1,000	3,335
		20,219
Consumer Staples — 0.7%
President Chain Store	1,000	9,081
Uni-President Enterprises	4,000	8,632
		17,713
Energy — 0.1%
Formosa Petrochemical	1,000	2,762

Financials — 3.3%
Cathay Financial Holding	6,000	7,997
Chailease Holding	1,071	4,844
Chang Hwa Commercial Bank	4,243	2,542
China Development Financial Holding	9,000	2,645
CTBC Financial Holding	12,000	7,624
E.Sun Financial Holding	8,094	7,154
First Financial Holding	7,282	5,167

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Financials — (continued)
Fubon Financial Holding	6,000	$8,681
Hua Nan Financial Holdings	5,567	3,393
Mega Financial Holding	8,000	7,679
Shanghai Commercial & Savings Bank	2,000	2,683
Shin Kong Financial Holding	7,000	1,943
SinoPac Financial Holdings	7,000	2,622
Taishin Financial Holding	7,310	3,231
Taiwan Cooperative Financial Holding	6,365	4,286
Yuanta Financial Holding	7,280	4,474
		76,965
Industrials — 0.1%
Far Eastern New Century	2,000	1,747

Information Technology — 17.4%
ASE Technology Holding	2,000	4,088
Asustek Computer	1,000	8,753
AU Optronics*	6,000	2,320
Catcher Technology	1,000	6,267
Delta Electronics	2,000	13,052
Hon Hai Precision Industry	11,000	29,397
Innolux	6,000	1,941
Lite-On Technology	1,000	1,592
MediaTek	1,000	20,959
Novatek Microelectronics	1,000	9,167
Pegatron	1,000	2,203
Quanta Computer	2,000	5,221
Taiwan Semiconductor Manufacturing	20,000	299,014
United Microelectronics	8,000	7,886
		411,860
Materials — 1.7%
Asia Cement	2,000	2,866
China Steel	9,000	6,355
Formosa Chemicals & Fibre	2,000	4,675
Formosa Plastics	4,000	10,856
Nan Ya Plastics	5,000	10,272
Taiwan Cement	3,370	4,816
		39,840
TOTAL TAIWAN		571,106

THAILAND — 2.1%
Communication Services — 0.2%
Advanced Info Service	1,000	5,396

Consumer Staples — 0.4%
CP ALL*	5,000	9,507

Energy — 0.6%
PTT	10,500	10,604
PTT Exploration & Production	1,400	3,490
		14,094

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Financials — 0.3%
Kasikornbank	1,800	$4,374
Siam Commercial Bank	1,800	3,692
		8,066
Health Care — 0.1%
Bangkok Dusit Medical Services, Cl F	3,500	2,143

Industrials — 0.3%
Airports of Thailand	4,300	7,668

Materials — 0.3%
PTT Global Chemical	2,300	2,849
Siam Cement	400	4,065
		6,914
Real Estate — 0.1%
Central Pattana	1,300	1,744
TOTAL THAILAND		55,532

TURKEY — 0.7%
Consumer Staples — 0.3%
BIM Birlesik Magazalar*	700	6,324

Energy — 0.1%
Tupras Turkiye Petrol Rafinerileri*	200	2,066

Financials — 0.3%
Akbank T.A.S.*	5,000	3,342
Turkiye Garanti Bankasi*	4,000	3,686
		7,028
TOTAL TURKEY		15,418

UNITED ARAB EMIRATES — 0.6%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	1,165	5,284

Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	1,392	2,141
First Abu Dhabi Bank PJSC	1,901	5,817
		7,958
Real Estate — 0.1%
Emaar Properties PJSC*	2,352	1,787
TOTAL UNITED ARAB EMIRATES		15,029

UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Magnit PJSC GDR	242	3,611
TOTAL UNITED KINGDOM		3,611
TOTAL COMMON STOCK
(Cost $2,331,757)		2,222,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
PREFERRED STOCK(A) — 3.9%
BRAZIL — 2.3%
Communication Services — 0.1%
Telefonica Brasil	400	$3,090

Consumer Discretionary — 0.1%
Lojas Americanas*	500	2,506

Energy — 0.5%
Petroleo Brasileiro*	3,400	11,883

Financials — 1.5%
Banco Bradesco*	3,740	12,932
Itau Unibanco Holding	3,900	15,652
Itausa	3,600	5,646
		34,230
Materials — 0.1%
Gerdau	700	2,594

Utilities — 0.0%
Cia Energetica de Minas Gerais	625	1,118
TOTAL BRAZIL		55,421

CHILE— 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile	83	2,687

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia	307	1,967

RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC	4,700	2,380

SOUTH KOREA— 1.3%
Information Technology — 1.3%
Samsung Electronics	700	30,227
TOTAL PREFERRED STOCK
(Cost $142,826)		92,682

TOTAL INVESTMENTS — 97.9%
(Cost $2,474,583)		2,315,181
OTHER ASSETS LESS LIABILITIES – 2.1%		49,511
NET ASSETS - 100%		$2,364,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$122,159	$—	$—	$122,159
Chile	13,205	—	—	13,205
Colombia	2,611	—	—	2,611
Czech Republic	3,135	—	—	3,135
Egypt	3,826	—	—	3,826
Greece	2,396	—	—	2,396
Hungary	5,938	—	—	5,938
India	338,743	—	—	338,743
Indonesia	56,207	—	—	56,207
Malaysia	56,100	—	—	56,100
Mexico	69,703	—	—	69,703
Peru	23,556	—	—	23,556
Philippines	32,712	—	—	32,712
Poland	26,722	—	—	26,722
Qatar	33,499	—	—	33,499
Russia	114,986	—	—	114,986
South Africa	143,447	—	—	143,447
South Korea
Communication Services	55,272	—	—	55,272
Consumer Discretionary	51,694	1,003	—	52,697
Consumer Staples	21,116	—	—	21,116
Energy	7,667	—	—	7,667
Financials	39,144	—	—	39,144
Health Care	8,449	16,074	—	24,523
Industrials	21,809	—	—	21,809
Information Technology	247,306	—	—	247,306
Materials	38,527	—	—	38,527
Utilities	4,797	—	—	4,797
Taiwan	571,106	—	—	571,106
Thailand	55,532	—	—	55,532
Turkey	15,418	—	—	15,418
United Arab Emirates	15,029	—	—	15,029
United Kingdom	3,611	—	—	3,611
Total Common Stock	2,205,422	17,077	—	2,222,499
Preferred Stock
Brazil	55,421	—	—	55,421
Chile	2,687	—	—	2,687
Colombia	1,967	—	—	1,967
Russia	2,380	—	—	2,380
South Korea	30,227	—	—	30,227
Total Preferred Stock	92,682	—	—	92,682
Total Investments in Securities	$2,298,104	$17,077	$—	$2,315,181

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China ESG Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 97.2%
Communication Services — 9.0%
China Literature*	200	$1,495
Tencent Holdings	3,400	224,400
Wanda Film Holding, Cl A*	600	1,568
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	600	3,497
		230,960
Consumer Discretionary — 29.1%
Alibaba Group Holding ADR*	856	251,647
BAIC BluePark New Energy Technology, Cl A*	900	780
BAIC Motor, Cl H	8,000	3,252
BYD, Cl A	500	8,534
BYD, Cl H	3,500	54,826
Geely Automobile Holdings	30,000	59,613
Hangzhou Robam Appliances, Cl A	200	960
Meituan Dianping, Cl B*	7,400	230,880
NIO ADR*	4,452	94,471
Suning.com, Cl A	2,800	3,741
TCL Technology Group, Cl A	4,100	3,702
Vipshop Holdings ADR*	2,178	34,064
Weifu High-Technology Group, Cl A	200	737
		747,207
Consumer Staples — 4.0%
Angel Yeast, Cl A	200	1,791
China Mengniu Dairy	14,000	65,574
Dali Foods Group	10,000	6,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK — (continued)
Consumer Staples — 4.0% (continued)
Inner Mongolia Yili Industrial Group, Cl A	1,800	$10,175
Sun Art Retail Group	12,000	13,239
Vinda International Holdings	2,000	6,555
		103,437
Energy — 1.2%
China Shenhua Energy, Cl H	17,000	30,490
Offshore Oil Engineering, Cl A	1,400	927
		31,417
Financials — 13.7%
Bank of Shanghai, Cl A	4,300	5,139
China CITIC Bank, Cl H	45,000	17,361
China Construction Bank, Cl A	1,800	1,625
China Construction Bank, Cl H	308,000	199,504
China Everbright Bank, Cl H	16,000	5,037
China Merchants Bank, Cl H	19,000	89,606
China Minsheng Banking, Cl H	29,000	15,192
Huaxia Bank, Cl A	3,800	3,420
Industrial Bank, Cl A	6,200	14,684
Oceanwide Holdings, Cl A	1,300	806
		352,374
Health Care — 12.5%
3SBio*	6,500	7,314
Alibaba Health Information Technology*	2,000	4,872
China Medical System Holdings	7,000	7,705
China National Accord Medicines, Cl A	200	1,357
China National Medicines, Cl A	200	1,280
China Resources Pharmaceutical Group	8,000	4,108
CSPC Pharmaceutical Group	28,000	54,194
Genscript Biotech*	6,000	9,817
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	400	1,773
Guangzhou Kingmed Diagnostics Group, Cl A	200	3,004
Huadong Medicine, Cl A	600	2,176
Ovctek China, Cl A	200	1,827
Ping An Healthcare and Technology*	1,900	24,332
Shanghai Pharmaceuticals Holding, Cl A	500	1,491
Shanghai Pharmaceuticals Holding, Cl H	3,900	6,522
Shenzhen Mindray Bio-Medical Electronics, Cl A	300	15,329
Sinopharm Group, Cl H	6,400	13,428
Topchoice Medical, Cl A*	100	3,138
WuXi AppTec, Cl A	600	8,942
WuXi AppTec, Cl H	1,400	20,106
Wuxi Biologics Cayman*	5,000	121,677
Yunnan Baiyao Group, Cl A	400	5,988
		320,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK — continued
Industrials — 10.8%
51job ADR*	134	$10,451
Air China, Cl A	2,000	2,082
Air China, Cl H	8,000	5,234
A-Living Services, Cl H	2,000	10,116
Beijing Originwater Technology, Cl A	900	1,150
BEST ADR*	978	2,934
BOC Aviation	1,000	6,800
Bohai Leasing, Cl A*	1,900	778
China Conch Venture Holdings	8,000	37,058
China Eastern Airlines, Cl A	2,800	2,031
China Eastern Airlines, Cl H	8,000	3,417
China Everbright Environment Group	19,000	10,787
China Lesso Group Holdings	6,000	10,777
CITIC	29,000	21,292
Contemporary Amperex Technology, Cl A	700	21,502
Country Garden Services Holdings	7,000	45,026
Eve Energy, Cl A	500	3,634
Fosun International	13,000	15,097
Gotion High-tech, Cl A*	400	1,398
Greentown Service Group	6,000	7,386
Jiangsu Expressway, Cl H	8,000	8,052
NARI Technology, Cl A	1,400	4,054
Shanghai Industrial Holdings	2,000	2,658
Shanghai International Airport, Cl A	300	3,030
Shanghai M&G Stationery, Cl A	200	1,994
Shenzhen Expressway, Cl H	4,000	3,474
Shenzhen Inovance Technology, Cl A	500	4,251
Siasun Robot & Automation, Cl A*	400	850
Sinotrans, Cl A	1,300	701
Sinotruk Hong Kong	3,500	8,969
Xinjiang Goldwind Science & Technology, Cl A	1,000	1,502
Xinjiang Goldwind Science & Technology, Cl H	3,800	3,315
Zhejiang Expressway, Cl H	8,000	5,770
Zhejiang Weixing New Building Materials, Cl A	400	939
Zhengzhou Yutong Bus, Cl A	600	1,385
Zoomlion Heavy Industry Science and Technology	6,600	6,336
Zoomlion Heavy Industry Science and Technology, Cl A	1,900	2,262
		278,492
Information Technology — 5.1%
360 Security Technology, Cl A	1,300	3,159
AAC Technologies Holdings	4,000	21,548
Aisino, Cl A	600	1,389
Beijing Shiji Information Technology, Cl A	200	1,125
BYD Electronic International	3,000	15,077
China National Software & Service, Cl A	200	2,438
China TransInfo Technology, Cl A	400	1,290
Glodon, Cl A	200	2,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GoerTek, Cl A	1,000	$5,936
Kingdee International Software Group	12,000	30,968
Legend Holdings, Cl H	2,900	3,525
Lenovo Group	36,000	23,737
Sangfor Technologies, Cl A	100	3,109
TravelSky Technology, Cl H	4,000	8,537
Unisplendour, Cl A	840	3,136
Wangsu Science & Technology, Cl A	700	826
Westone Information Industry, Cl A	200	543
Wuxi Lead Intelligent Equipment, Cl A	200	1,421
		129,906
Materials — 1.1%
Baoshan Iron & Steel, Cl A	5,500	4,030
BBMG, Cl A	2,500	1,127
Beijing Oriental Yuhong Waterproof Technology, Cl A	400	3,166
China Jushi, Cl A	1,100	2,332
China Molybdenum, Cl A	5,300	2,895
China Molybdenum, Cl H	18,000	6,364
GEM, Cl A	1,500	1,037
Lee & Man Paper Manufacturing	6,000	4,335
Transfar Zhilian, Cl A	1,000	827
Zhejiang Huayou Cobalt, Cl A*	300	1,528
		27,641
Real Estate — 6.6%
China Merchants Property Operation & Service, Cl A	200	774
China Merchants Shekou Industrial Zone Holdings, Cl A	2,000	4,449
China Overseas Land & Investment	19,000	47,561
China Overseas Property Holdings	10,000	8,155
China Vanke, Cl A	2,800	11,520
China Vanke, Cl H	8,400	25,634
Greenland Holdings, Cl A	2,500	2,338
Guangzhou R&F Properties	5,600	7,197
Jinke Properties Group, Cl A	1,600	2,126
KWG Group Holdings	5,500	9,382
Logan Group	6,000	9,461
Poly Developments and Holdings Group, Cl A	3,600	8,399
Poly Property Services	400	3,102
Shanghai Industrial Urban Development Group	400	38
Shenzhen Investment	14,000	4,083
Sino-Ocean Group Holding	15,500	3,120
SOHO China*	10,500	2,832
Wharf Holdings	8,000	15,917
Yuzhou Group Holdings	10,000	3,948
		170,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KraneShares MSCI China ESG Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK — continued
Utilities — 4.1%
China Gas Holdings	13,000	$36,903
China Longyuan Power Group, Cl H	16,000	9,992
China Resources Gas Group	4,000	17,858
ENN Energy Holdings	3,800	41,383
		106,136
TOTAL CHINA		2,497,986

HONG KONG — 2.6%
Health Care — 2.6%
Hutchison China MediTech ADR*	340	10,982
Sino Biopharmaceutical	52,000	56,629

TOTAL HONG KONG		67,611
TOTAL COMMON STOCK
(Cost $2,514,024)		2,565,597

TOTAL INVESTMENTS — 99.8%
(Cost $2,514,024)		2,565,597
OTHER ASSETS LESS LIABILITIES — 0.2%		5,418
NET ASSETS — 100%		$2,571,015

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2020

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A Share ETF
Assets:
Investments at Value	$10,316,375	$3,006,919,798	*	$637,611,184
Cash and Cash Equivalents	19,838	173,272		188,379
Foreign Currency at Value	5	113		251,816
Receivable for Investment Securities Sold	—	20,885,660		—
Dividend and Interest Receivable	—	191,961		—
Unrealized Appreciation on Spot Contracts	—	181		—
Prepaid Expenses	370	50,854		11,947
Total Assets	10,336,588	3,028,221,839		638,063,326

Liabilities:
Obligation to Return Securities Lending Collateral	—	190,396,739		—
Payable for Capital Shares Redeemed	—	20,261,796		—
Payable for Management Fees	5,922	1,584,966		305,102
Payable for Trustees’ Fee	73	7,680		2,236
Payable for Securities Lending Fees	—	10,106		—
Total Liabilities	5,995	212,261,287		307,338
Net Assets	$10,330,593	$2,815,960,552		$637,755,988

Net Assets Consist of:
Paid-in Capital	$9,824,238	$2,431,788,270		$550,311,886
Total Distributable Earnings	506,355	384,172,282		87,444,102
Net Assets	$10,330,593	$2,815,960,552		$637,755,988
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000	41,600,000		16,250,000
Net Asset Value, Offering and Redemption Price Per Share	$29.52	$67.69		$39.25
Cost of Investments	$9,366,138	$2,563,427,152		$513,753,723
Cost of Foreign Currency	5	113		250,485
*Includes Market Value of Securities on Loan	—	184,151,234		—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2020

	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$13,249,371	$6,080,080	$8,622,789
Affiliated Investments at Value	18,431	—	—
Foreign Currency at Value	56,263	2,177	2,465
Cash and Cash Equivalents	18,833	24,717	27,898
Dividend and Interest Receivable	92,136	5,522	11,524
Reclaim Receivable	—	408	2,636
Prepaid Expenses	312	158	171
Total Assets	13,435,346	6,113,062	8,667,483

Liabilities:
Payable for Management Fees	6,140	2,412	5,664
Payable for Trustees’ Fee	77	90	57
Total Liabilities	6,217	2,502	5,721
Net Assets	$13,429,129	$6,110,560	$8,661,762

Net Assets Consist of:
Paid-in Capital	$13,375,726	$4,648,392	$13,507,600
Total Distributable Earnings/(Loss)	53,403	1,462,168	(4,845,838)
Net Assets	$13,429,129	$6,110,560	$8,661,762
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	400,000	200,000	400,002
Net Asset Value, Offering and Redemption Price Per Share	$33.57	$30.55	$21.65
Cost of Investments	$12,980,303	$4,529,520	$9,276,382
Cost of Affiliated Investments	17,716	—	—
Cost of Foreign Currency	55,885	2,177	2,464

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2020

	KraneShares Emerging Markets Consumer Technology Index ETF		KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$145,336,944	*	$9,231,420	$31,344,420	*
Cash and Cash Equivalents	190,793		20,323	101,157
Foreign Currency at Value	84		—	75,270
Dividend and Interest Receivable	61,089		17,107	11,411
Reclaim Receivable	4,704		—	49,528
Receivable for Capital Shares Sold	—		1,544,141	—
Unrealized Appreciation on Spot Contracts	—		691	—
Prepaid Expenses	464		40	388
Total Assets	145,594,078		10,813,722	31,582,174

Liabilities:
Payable for Investment Securities Purchased	—		1,481,526	41,745
Obligation to Return Securities Lending Collateral	5,698,169		—	917,949
Payable for Management Fees	66,045		3,466	16,125
Payable for Securities Lending Fees	273		—	450
Foreign Currency Payable at Value	—		67,371	—
Unrealized Depreciation on Spot Contracts	—		—	40
Payable for Trustees’ Fee	—		—	118
Total Liabilities	5,764,487		1,552,363	976,427
Net Assets	$139,829,591		$9,261,359	$30,605,747

Net Assets Consist of:
Paid-in Capital	$135,069,786		$9,540,403	$29,270,414
Total Distributable Earnings/(Loss)	4,759,805		(279,044)	1,335,333
Net Assets	$139,829,591		$9,261,359	$30,605,747
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,000,002		300,002	1,050,002
Net Asset Value, Offering and Redemption Price Per Share	$27.97		$30.87	$29.15
Cost of Investments	$137,135,826		$8,030,261	$28,197,215
Cost of Foreign Currency	82		—	74,216
*Includes Market Value of Securities on Loan	5,426,721		—	701,718

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2020

	KraneShares MSCI All China Health Care Index ETF		KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF
Assets:
Investments at Value	$126,978,848	*	$9,822,294	$3,007,036
Cash and Cash Equivalents	228,247		20,528	34,703
Foreign Currency at Value	13,772		—	41
Dividend and Interest Receivable	20,566		139,864	391
Unrealized Appreciation on Spot Contracts	1		—	—
Reclaim Receivable	—		—	97
Prepaid Expenses	682		255	23
Total Assets	127,242,116		9,982,941	3,042,291

Liabilities:
Obligation to Return Securities Lending Collateral	3,272,752		—	—
Payable for Management Fees	64,692		5,618	1,966
Payable for Securities Lending Fees	131		—	—
Payable for Trustees’ Fee	61		44	5
Total Liabilities	3,337,636		5,662	1,971
Net Assets	$123,904,480		$9,977,279	$3,040,320

Net Assets Consist of:
Paid-in Capital	$112,762,943		$9,978,884	$3,219,068
Total Distributable Earnings/(Loss)	11,141,537		(1,605)	(178,748)
Net Assets	$123,904,480		$9,977,279	$3,040,320
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,700,002		250,001	100,002
Net Asset Value, Offering and Redemption Price Per Share	$33.49		$39.91	$30.40
Cost of Investments	$108,075,376		$10,045,339	$2,647,215
Cost of Foreign Currency	13,767		—	40
*Includes Market Value of Securities on Loan	2,984,097		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (concluded)

September 30, 2020

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF
Assets:
Investments at Value	$2,315,181	$2,565,597
Cash and Cash Equivalents	44,530	1,553
Foreign Currency at Value	884	1,617
Dividend and Interest Receivable	3,984	3,527
Reclaim Receivable	1,021	—
Unrealized Appreciation on Spot Contracts	5	—
Prepaid Expenses	43	—
Total Assets	2,365,648	2,572,294

Liabilities:
Payable for Management Fees	942	1,230
Payable for Trustees’ Fee	14	49
Total Liabilities	956	1,279
Net Assets	$2,364,692	$2,571,015

Net Assets Consist of:
Paid-in Capital	$2,500,050	$2,500,000
Total Distributable Earnings/(Loss)	(135,358)	71,015
Net Assets	$2,364,692	$2,571,015
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002	100,000
Net Asset Value, Offering and Redemption Price Per Share	$23.65	$25.71
Cost of Investments	$2,474,583	$2,514,024
Cost of Foreign Currency	884	1,617

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2020

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A Share ETF
Investment Income:
Dividend Income	$457,619	$4,742,645	$9,879,381
Interest Income	211	3,074	4,594
Security Lending Income	—	1,589,852	—
Less: Foreign Taxes Withheld	(45,762)	—	(988,755)
Total Investment Income	412,068	6,335,571	8,895,220

Expenses:
Management Fees†	42,710	8,279,246	2,221,640
Trustees’ Fees	715	115,863	26,963
Security Lending Fees†	—	159,210	–
Insurance Expense	256	34,632	8,154
Total Expenses	43,681	8,588,951	2,256,757
Management Fee Waiver†	—	—	(569,653)
Net Expenses	43,681	8,588,951	1,687,104
Net Investment Income (Loss)	368,387	(2,253,380)	7,208,116

Net Realized Gain (Loss) on:
Investments	(227,569)	219,861,593	(1,785,026)
Foreign Currency Translations	1,539	(19,344)	51,985
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(226,030)	219,842,249	(1,733,041)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,008,041	615,559,557	148,597,674
Foreign Currency Translations	—	317	(293)

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	2,008,041	615,559,874	148,597,381

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	1,782,011	835,402,123	146,864,340

Net Increase in Net Assets Resulting from Operations	$2,150,398	$833,148,743	$154,072,456

†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2020

	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$—	$105,644	$202,773
Interest Income	140,630	7	32
Less: Foreign Taxes Withheld	(524)	(8,514)	(17,594)
Total Investment Income	140,106	97,137	185,211

Expenses:
Management Fees†	44,126	20,201	32,709
Trustees’ Fees	664	311	423
Insurance Expense	210	107	121
Total Expenses	45,000	20,619	33,253
Management Fee Waiver†	(7,787)	(5,942)	—
Net Expenses	37,213	14,677	33,253
Net Investment Income	102,893	82,460	151,958

Net Realized Gain (Loss) on:
Investments	—	(25,416)	(219,052)
Foreign Currency Translations	166,055	768	(1,054)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	166,055	(24,648)	(220,106)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	384,685	1,478,946	1,624,247
Affiliated Investments	792	—	—
Foreign Currency Translations	1,494	35	512

Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Foreign Currency Translations	386,971	1,478,981	1,624,759

Net Realized and Unrealized Gain on Investments, Affiliated Investments and Foreign Currency Translations	553,026	1,454,333	1,404,653

Net Increase in Net Assets Resulting from Operations	$655,919	$1,536,793	$1,556,611

† See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2020

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$994,413	$60,435	$155,934
Interest Income	58	15	57
Security Lending Income	6,410	—	22,018
Less: Foreign Taxes Withheld	(78,472)	(1,031)	(14,132)
Total Investment Income	922,409	59,419	163,877

Expenses:
Management Fees†	316,453	11,789	74,794
Trustees’ Fees	2,861	100	983
Security Lending Fees†	641	—	2,258
Insurance Expense	291	26	271
Total Expenses	320,246	11,915	78,306
Management Fee Waiver†	(76,671)	—	—
Net Expenses	243,575	11,915	78,306
Net Investment Income	678,834	47,504	85,571

Net Realized Gain (Loss) on:
Investments	1,456,153	461,935	1,656,199
Foreign Currency Translations	(40,448)	(1,152)	(4,765)
Net Realized Gain on Investments and Foreign Currency Translations	1,415,705	460,783	1,651,434

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,815,270	1,320,252	6,683,860
Foreign Currency Translations	1,657	681	4,044

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	12,816,927	1,320,933	6,687,904

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	14,232,632	1,781,716	8,339,338

Net Increase in Net Assets Resulting from Operations	$14,911,466	$1,829,220	$8,424,909

†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2020

	KraneShares MSCI All China Health Care Index ETF	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF
Investment Income:
Dividend Income	$515,695	$—	$4,932
Interest Income	50	326,725	—
Security Lending Income	2,451	—	—
Less: Foreign Taxes Withheld	(40,175)	—	(491)
Total Investment Income	478,021	326,725	4,441

Expenses:
Management Fees†	322,395	35,843	7,237
Trustees’ Fees	2,952	530	63
Insurance Expense	455	172	15
Security Lending Fees†	245	—	—
Total Expenses	326,047	36,545	7,315
Management Fee Waiver†	(57,865)	—	—
Net Expenses	268,182	36,545	7,315
Net Investment Income (Loss)	209,839	290,180	(2,874)

Net Realized Gain (Loss) on:
Investments	2,118,843	(9,562)	33,888
Foreign Currency Translations	(45,440)	—	(3,315)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	2,073,403	(9,562)	30,573

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	16,451,344	710,032	362,859
Foreign Currency Translations	6	—	45

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	16,451,350	710,032	362,904

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	18,524,753	700,470	393,477

Net Increase in Net Assets Resulting from Operations	$18,734,592	$990,650	$390,603

†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (concluded)

For the Period Ended September 30, 2020

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF(1)
Investment Income:
Dividend Income	$68,317	$5,824
Interest Income	5	—
Less: Foreign Taxes Withheld	(5,658)	(116)
Total Investment Income	62,664	5,708

Expenses:
Management Fees†	6,386	2,583
Trustees’ Fees	108	53
Insurance Expense	30	–
Total Expenses	6,524	2,636
Management Fee Waiver†	(1,101)	–
Net Expenses	5,423	2,636
Net Investment Income	57,241	3,072

Net Realized Gain (Loss) on:
Investments	3,647	16,542
Foreign Currency Translations	(652)	(172)
Net Realized Gain on Investments and Foreign Currency Translations	2,995	16,370

Net Change in Unrealized Appreciation on:
Investments	463,211	51,573
Foreign Currency Translations	544	—

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	463,755	51,573

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	466,750	67,943

Net Increase in Net Assets Resulting from Operations	$523,991	$71,015

(1)	The Fund commenced operations on July 28, 2020.
†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CICC China Leaders 100
	Index ETF
	Period Ended
	September 30,	Year Ended
	2020	March 31,
	(unaudited)	2020
Operations:
Net Investment Income	$368,387	$25,038
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(226,030)	55,274
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,008,041	(1,543,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,150,398	(1,462,972)

Distributions:	—	(39,838)

Capital Share Transactions:(1)
Issued	28,238	20,344,770
Redeemed	(8,120,748)	(5,369,307)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,092,510)	14,975,463
Total Increase (Decrease) in Net Assets	(5,942,112)	13,472,653

Net Assets:
Beginning of Period	16,272,705	2,800,052
End of Period	$10,330,593	$16,272,705

Share Transactions:
Issued	—	750,000
Redeemed	(300,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	550,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Loss	$(2,253,380)	$(865,457)
Net Realized Gain on Investments and Foreign Currency Translations	219,842,249	35,638,760
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	615,559,874	(225,886,506)
Net Increase (Decrease) in Net Assets Resulting from Operations	833,148,743	(191,113,203)

Distributions:	—	(1,580,181)

Capital Share Transactions:(1)
Issued	706,295,784	1,377,877,818
Redeemed	(1,037,121,797)	(946,051,196)
Increase (Decrease) in Net Assets from Capital Share Transactions	(330,826,013)	431,826,622
Total Increase in Net Assets	502,322,730	239,133,238

Net Assets:
Beginning of Period	2,313,637,822	2,074,504,584
End of Period	$2,815,960,552	$2,313,637,822

Share Transactions:
Issued	10,450,000	28,300,000
Redeemed	(20,050,000)	(21,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(9,600,000)	7,100,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A
	Share ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$7,208,116	$9,311,869
Net Realized Loss on Investments and Foreign Currency Translations	(1,733,041)	(6,057,172)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	148,597,381	(39,732,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,072,456	(36,477,821)

Distributions:	—	(9,500,578)

Capital Share Transactions:(1)
Issued	35,618,713	237,310,081
Redeemed	(59,442,804)	(287,859,292)
Decrease in Net Assets from Capital Share Transactions	(23,824,091)	(50,549,211)
Total Increase (Decrease) in Net Assets	130,248,365	(96,527,610)

Net Assets:
Beginning of Period	507,507,623	604,035,233
End of Period	$637,755,988	$507,507,623

Share Transactions:
Issued	900,000	7,550,000
Redeemed	(1,850,000)	(9,300,000)
Net Decrease in Shares Outstanding from Share Transactions	(950,000)	(1,750,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares E Fund China
	Commercial Paper ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$102,893	$432,951
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	166,055	(701,280)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	386,971	(288,779)
Net Increase (Decrease) in Net Assets Resulting from Operations	655,919	(557,108)

Distributions:	(156,548)	—
Return of Capital	—	(521,147)

Capital Share Transactions:(1)
Issued	1,637,740	1,658,813
Redeemed	(1,631,813)	(6,478,959)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,927	(4,820,146)
Total Increase (Decrease) in Net Assets	505,298	(5,898,401)

Net Assets:
Beginning of Period	12,923,831	18,822,232
End of Period	$13,429,129	$12,923,831

Share Transactions:
Issued	50,000	50,000
Redeemed	(50,000)	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China
	Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$82,460	$108,597
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(24,648)	577
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,478,981	(621,245)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,536,793	(512,071)

Distributions:	—	(115,192)

Capital Share Transactions:(1)
Issued	10,694	1,316,745
Redeemed	(2,496,050)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,485,356)	1,316,745
Total Increase (Decrease) in Net Assets	(948,563)	689,482

Net Assets:
Beginning of Period	7,059,123	6,369,641
End of Period	$6,110,560	$7,059,123

Share Transactions:
Issued	—	50,000
Redeemed	(100,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	50,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One
	Road Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$151,958	$511,254
Net Realized Loss on Investments and Foreign Currency Translations	(220,106)	(1,409,296)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,624,759	(1,259,147)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,556,611	(2,157,189)

Distributions:	—	(523,629)

Capital Share Transactions:(1)
Redeemed	—	(11,535,830)
Decrease in Net Assets from Capital Share Transactions	—	(11,535,830)
Total Increase (Decrease) in Net Assets	1,556,611	(14,216,648)

Net Assets:
Beginning of Period	7,105,151	21,321,799
End of Period	$8,661,762	$7,105,151

Share Transactions:
Redeemed	—	(500,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(500,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets
	Consumer Technology Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$678,834	$107,579
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	1,415,705	(458,535)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	12,816,927	(2,902,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,911,466	(3,253,634)

Distributions:	—	(337,518)

Capital Share Transactions:(1)
Issued	108,792,941	11,065,406
Redeemed	(6,359,385)	(13,669,916)
Increase (Decrease) in Net Assets from Capital Share Transactions	102,433,556	(2,604,510)
Total Increase (Decrease) in Net Assets	117,345,022	(6,195,662)

Net Assets:
Beginning of Period	22,484,569	28,680,231
End of Period	$139,829,591	$22,484,569

Share Transactions:
Issued	4,150,000	500,000
Redeemed	(300,000)	(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,850,000	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China
	Environment Index ETF
	Period Ended
	September 30, 2020	Year Ended March
	(unaudited)	31, 2020
Operations:
Net Investment Income	$47,504	$116,324
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	460,783	(233,523)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,320,933	(401,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,829,220	(519,040)

Distributions:	—	(108,818)

Capital Share Transactions:(1)
Issued	5,771,618	—
Redeemed	—	(1,768,056)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,771,618	(1,768,056)
Total Increase (Decrease) in Net Assets	7,600,838	(2,395,914)

Net Assets:
Beginning of Period	1,660,521	4,056,435
End of Period	$9,261,359	$1,660,521

Share Transactions:
Issued	200,000	—
Redeemed	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and
	Future Mobility Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$85,571	$422,584
Net Realized Gain on Investments and Foreign Currency Translations	1,651,434	729,774
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,687,904	(1,325,142)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,424,909	(172,784)

Distributions:	—	(391,574)

Capital Share Transactions:(1)
Issued	7,145,039	1,039,945
Redeemed	(2,079,774)	(16,385,856)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,065,265	(15,345,911)
Total Increase (Decrease) in Net Assets	13,490,174	(15,910,269)

Net Assets:
Beginning of Period	17,115,573	33,025,842
End of Period	$30,605,747	$17,115,573

Share Transactions:
Issued	250,000	50,000
Redeemed	(100,000)	(750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(700,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health
	Care Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$209,839	$78,117
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	2,073,403	(3,814,600)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	16,451,350	2,531,292
Net Increase (Decrease) in Net Assets Resulting from Operations	18,734,592	(1,205,191)

Distributions:	—	(54,459)

Capital Share Transactions:(1)
Issued	73,060,282	14,879,626
Redeemed	—	(20,514,237)
Increase (Decrease) in Net Assets from Capital Share Transactions	73,060,282	(5,634,611)
Total Increase (Decrease) in Net Assets	91,794,874	(6,894,261)

Net Assets:
Beginning of Period	32,109,606	39,003,867
End of Period	$123,904,480	$32,109,606

Share Transactions:
Issued	2,350,000	600,000
Redeemed	—	(1,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,350,000	(400,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CCBS China Corporate
	High Yield Bond USD Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income	$290,180	$623,025
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(9,562)	127,239
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	710,032	(1,171,693)
Net Increase (Decrease) in Net Assets Resulting from Operations	990,650	(421,429)

Distributions:	(253,423)	(601,337)

Capital Share Transactions:(1)
Redeemed	(1,956,974)	—
Decrease in Net Assets from Capital Share Transactions	(1,956,974)	—
Total Decrease in Net Assets	(1,219,747)	(1,022,766)

Net Assets:
Beginning of Period	11,197,026	12,219,792
End of Period	$9,977,279	$11,197,026

Share Transactions:
Redeemed	(50,000)	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	—

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets
	Healthcare Index ETF
	Period Ended
	September 30,
	2020	Year Ended
	(unaudited)	March 31, 2020
Operations:
Net Investment Income (Loss)	$(2,874)	$615
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	30,573	(214,719)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	362,904	(108,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	390,603	(323,092)

Distributions:	—	(18,337)

Return of Capital:	—	(611)

Capital Share Transactions:(1)
Issued	1,607,083	—
Redeemed	—	(3,091,737)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,607,083	(3,091,737)
Total Increase (Decrease) in Net Assets	1,997,686	(3,433,777)

Net Assets:
Beginning of Period	1,042,634	4,476,411
End of Period	$3,040,320	$1,042,634

Share Transactions:
Issued	50,000	—
Redeemed	—	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging
	Markets ex China Index ETF
	Period Ended
	September 30,	Period Ended
	2020	March 31,
	(unaudited)	2020(1)
Operations:
Net Investment Income	$57,241	$60,170
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	2,995	(22,714)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	463,755	(623,173)
Net Increase (Decrease) in Net Assets Resulting from Operations	523,991	(585,717)

Distributions:	—	(73,632)

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase in Net Assets	523,991	1,840,701

Net Assets:
Beginning of Period	1,840,701	—
End of Period	$2,364,692	$1,840,701

Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	Commenced operations on April 12, 2019.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares MSCI
China ESG Leaders
Index ETF
Period Ended
September 30,
2020
(unaudited)(1)
Operations:
Net Investment Income	$3,072
Net Realized Gain on Investments and Foreign Currency Translations	16,370
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	51,573
Net Increase in Net Assets Resulting from Operations	71,015

Capital Share Transactions:(2)
Issued	2,500,000
Increase in Net Assets from Capital Share Transactions	2,500,000
Total Increase in Net Assets	2,571,015

Net Assets:
Beginning of Period	—
End of Period	$2,571,015

Share Transactions:
Issued	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000

(1)	Commenced operations on July 28, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2020 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset	Net	Net Realized		Distribution	Distribution
	Value,	Investment	and Unrealized		from Net	from
	Beginning of	Income	Gain (Loss) on	Total from	Investment	Capital	Return of
	Period	(Loss)	Investments	Operations	Income	Gains	Capital
	($)	($)*	($)	($)	($)	($)	($)
KraneShares CICC China Leaders 100 Index ETF(1)
2020***	25.03	0.80	3.69	4.49	—	—	—
2020	28.00	0.06	(2.98)	(2.92)	(0.05)	—	—
2019	33.88	0.66	(2.09)	(1.43)	(0.68)	(3.77)	—
2018(2)	34.06	0.24	7.22	7.46	(0.30)	(7.34)	—
2017	28.02	0.21	6.54	6.75	(0.33)	—	(0.38)
2016#	34.20	0.18	(3.21)	(3.03)	(0.25)	(2.89)	(0.01)
KraneShares CSI China Internet ETF
2020***	45.19	(0.05)	22.55	22.50	—	—	—
2020	47.04	(0.02)	(1.79)	(1.81)	(0.04)	—	—
2019	61.11	0.10	(12.90)	(12.80)	(0.01)	(1.26)	—
2018(2)	42.21	(0.19)	19.43	19.24	(0.34)	—	—
2017	35.76	(0.27)	7.13	6.86	(0.30)	—	(0.11)
2016	34.18	(0.20)	1.84	1.64	(0.06)	—	—(8)
KraneShares Bosera MSCI China A Share ETF
2020***	29.51	0.45	9.29	9.74	—	—	—
2020	31.88	0.47	(2.34)	(1.87)	(0.50)	—	—
2019	34.47	0.60	(2.27)	(1.67)	(0.52)	(0.40)	—
2018(2)	28.38	0.21	6.22	6.43	(0.18)	(0.16)	—
2017	30.37	(0.01)	(0.67)	(0.68)	—	(0.85)	(0.46)
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	—
KraneShares E Fund China Commercial Paper ETF
2020***	32.31	0.26	1.39	1.65	(0.39)	—	—
2020	34.22	0.81	(1.75)	(0.94)	—	—	(0.97)
2019	37.23	1.31	(2.29)	(0.98)	(1.95)	—	(0.08)
2018(2)	32.82	1.07	3.34	4.41	—	—	—
2017	34.18	0.61	(1.96)	(1.35)	—	—	(0.01)
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2020. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.
#	After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split. Per share data has been adjusted to reflect the share split.
(1)	Effective November 1, 2018, the KraneShares Zacks New China ETF is renamed the KraneShares CICC China Leaders 100 Index ETF.

The accompanying notes are an integral part of the financial statements.

						Ratio of Net
				Ratio of	Ratio of Expenses	Investment
	Net Asset		Net Assets	Expenses	to Average Net	Income (Loss)
Total from	Value, End	Total	End of	to Average	Assets (Excluding	to Average Net	Portfolio
Distributions	of Period	Return	Period	Net Assets	Waivers)	Assets	Turnover
($)	($)	(%)**	($)(000)	(%)	(%)	(%)	(%)

—	29.52	17.94	10,331	0.70†	0.70†	5.87†	50††
(0.05)	25.03	(10.45)	16,273	0.69	0.69	0.23	126
(4.45)	28.00	(0.62)	2,800	0.70	0.70	2.21	181
(7.64)	33.88	22.57	5,082	0.71(3)	0.71(3)	0.64	105
(0.71)	34.06	24.54	3,406	0.84	0.84	0.55	86
(3.15)	28.02	(9.71)	2,803	0.73	0.73	0.60	575

—	67.69	49.79	2,815,961	0.71†	0.71†	(0.19)†	34††
(0.04)	45.19	(3.85)	2,313,638	0.73(9)	0.73(9)	(0.05)	33
(1.27)	47.04	(20.44)	2,074,505	0.75(4)	0.76(4)	0.20	70
(0.34)	61.11	45.62	1,628,622	0.70(3)	0.70(3)	(0.33)	29
(0.41)	42.21	19.44	291,257	0.81	0.81	(0.72)	35
(0.06)	35.76	4.77	194,869	0.72	0.72	(0.56)	27

—	39.25	33.01	637,756	0.59†	0.79†	2.53†	13††
(0.50)	29.51	(5.98)	507,508	0.59	0.80	1.52	91
(0.92)	31.88	(4.01)	604,035	0.60	0.80	2.05	106
(0.34)	34.47	22.68	353,324	0.60	0.80	0.61	52
(1.31)	28.38	(2.04)	52,494	0.72(5)	0.84(5)	(0.04)	95
(10.13)	30.37	(27.18)	4,555	0.93(8)	1.18(8)	1.18	116

(0.39)	33.57	5.16	13,429	0.57^†	0.69^†	1.59^†	—††
(0.97)	32.31	(2.75)	12,924	0.57^	0.70^	2.46^	—
(2.03)	34.22	(2.52)	18,822	0.58^	0.70^	3.76^	—
—	37.23	13.44	13,030	0.77^(3)(6)	0.89^(3)(6)	3.10^	—
(0.01)	32.82	(3.95)(7)	9,845	0.95^	1.07^	1.84^	—
(0.25)	34.18	(1.11)	18,799	0.57^	0.69^	2.92^	717

(2)	March 29, 2018 represents the last business day of the Fund’s reporting period.
(3)	As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.
(4)	During the year ended March 31, 2019, the Fund participated in securities lending, generating $9,746,130 in security lending income. The expense ratios include $968,632 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69% and 0.70%, respectively.
(5)	As of February 17, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to waive its management fee by 0.20% of the Fund’s average daily net assets.
(6)	The expenses during the year include a one-time, non-recurring expense. Had this expense not been included, the net and gross expense ratios for the period would have been 0.59% and 0.71%, respectively.
(7)	Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.
(8)	Amount was less than $0.005 per share.
(9)	During the year ended March 31, 2020, the Fund participated in securities lending, generating $5,794,534 in security lending income. The expense ratios include $579,613 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69% and 0.69%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2020 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset		Net Realized and		Distribution
	Value,		Unrealized Gain		from Net	Distribution
	Beginning of	Net Investment	(Loss)	Total from	Investment	from Capital	Return of
	Period	Income (Loss)	on Investments	Operations	Income	Gains	Capital
	($)	($)*	($)	($)	($)	($)	($)
KraneShares MSCI All China Index ETF
2020***	23.53	0.38	6.64	7.02	—	—	—
2020	25.48	0.36	(1.93)	(1.57)	(0.38)	—	—
2019	26.96	0.18	(1.23)	(1.05)	(0.43)	—	—
2018(1)	22.56	0.45	4.28	4.73	(0.33)	—	—
2017	21.66	0.37	1.88	2.25	(0.70)	(0.47)	(0.18)
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	—
KraneShares MSCI One Belt One Road Index ETF
2020***	17.76	0.38	3.51	3.89	—	—	—
2020	23.69	0.70	(5.58)	(4.88)	(1.05)	—	—
2019	25.64	0.48	(1.82)	(1.34)	(0.61)	—	—
2018(1)(3)	25.00	0.08	0.59(6)	0.67	(0.03)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2020***	19.55	0.23	8.19	8.42	—	—	—
2020	22.94	0.10	(3.07)	(2.97)	(0.42)	—	—
2019	26.48	—	(3.54)	(3.54)	—	—	—
2018(1)(5)	25.00	(0.03)	1.51(6)	1.48	—	—	—
KraneShares MSCI China Environment Index ETF
2020***	16.60	0.37	13.90	14.27	—	—	—
2020	20.28	0.70	(3.29)	(2.59)	(1.09)	—	—
2019	23.86	0.39	(3.61)	(3.22)	(0.36)	—	—
2018(1)(8)	25.00	(0.09)	(1.05)	(1.14)	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2020***	19.02	0.10	10.03	10.13	—	—	—
2020	20.64	0.33	(1.51)	(1.18)	(0.44)	—	—
2019	23.30	0.21	(2.62)	(2.41)	(0.25)	—	—
2018(1)(10)	25.00	0.02	(1.72)	(1.70)	—	—	—
KraneShares MSCI All China Health Care Index ETF
2020***	23.78	0.08	9.63	9.71	—	—	—
2020	22.29	0.07	1.48	1.55	(0.06)	—	—
2019	26.65	0.02	(4.30)	(4.28)	(0.04)	(0.04)	—
2018(1)(12)	25.00	(0.03)	1.68	1.65	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. Total return does not include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2020. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies, except for investments in the KraneShares Bosera MSCI China A Share ETF.
(1)	March 29, 2018 represents the last business day of the Fund’s reporting period.

The accompanying notes are an integral part of the financial statements.

	Net Asset			Ratio of	Ratio of Expenses	Ratio of Net
	Value,		Net Assets	Expenses to	to Average Net	Investment Income
Total from	End of	Total	End of	Average Net	Assets (Excluding	(Loss) to Average	Portfolio
Distributions	Period	Return	Period	Assets	Waivers)	Net Assets	Turnover
($)	($)	(%)**	($)(000)	(%)	(%)	(%)	(%)

—	30.55	29.83	6,111	0.49†	0.69†	2.78†	1††
(0.38)	23.53	(6.30)	7,059	0.49	0.69	1.47	7
(0.43)	25.48	(3.52)	6,370	0.67	0.69	0.74	62
(0.33)	26.96	20.99	2,696	0.63^(2)	0.72^(2)	1.75^	3
(1.35)	22.56	11.24	2,256	0.37^	0.73^	1.70^	25
(0.40)	21.66	(14.00)	2,166	0.91‡	1.12‡	1.27‡	1

—	21.65	21.90	8,662	0.79†	0.79†	3.62†	12††
(1.05)	17.76	(21.78)	7,105	0.80	0.80	3.03	30
(0.61)	23.69	(4.94)	21,322	0.79	0.79	2.05	72
(0.03)	25.64	2.67	32,048	0.79^†(2)(4)	0.80^†(2)(4)	0.52^†(4)	1††

—	27.97	43.02	139,830	0.60†	0.79†	1.67†	21††
(0.42)	19.55	(13.29)	22,485	0.81	0.81	0.46	56
—	22.94	(13.37)	28,680	0.80	0.80	(0.02)	119
—	26.48	5.92	23,828	0.79†(2)(7)	0.79†(2)(7)	(0.23)†(7)	—††

—	30.87	86.02	9,261	0.79†	0.79†	3.14†	63††
(1.09)	16.60	(13.17)	1,661	0.79	0.79	3.81	53
(0.36)	20.28	(13.28)	4,056	0.79	0.80	1.92	147
—	23.86	(4.56)	7,158	0.78†(2)(9)	0.79†(2)(9)	(0.78)†(9)	36††

—	29.15	53.26	30,606	0.71†	0.71†	0.78†	71††
(0.44)	19.02	(6.15)	17,116	0.72	0.72	1.57	53
(0.25)	20.64	(10.19)	33,026	0.70	0.70	0.98	74
—	23.30	(6.80)	26,798	0.70†(11)	0.70†(11)	0.43†(11)	18††

—	33.49	40.83	123,904	0.65†	0.79†	0.51†	9††
(0.06)	23.78	6.95	32,110	0.69	0.79	0.32	101
(0.08)	22.29	(15.99)	39,004	0.79	0.79	0.08	71
—	26.65	6.60	3,998	0.82†(13)	0.82†(13)	(0.82)†(13)	—††

(2)	As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.
(3)	The Fund commenced operations on September 7, 2017.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and 0.53%, respectively.
(5)	The Fund commenced operations on October 11, 2017.
(6)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.78% and (0.22)%, respectively.
(8)	The Fund commenced operations on October 12, 2017.
(9)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and (0.78)%, respectively.
(10)	The Fund commenced operations on January 18, 2018.
(11)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.69%, 0.69% and 0.44%, respectively.
(12)	The Fund commenced operations on January 31, 2018.
(13)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.79%, 0.79% and (0.79)%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2020 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

			Net Realized
			and
	Net Asset	Net	Unrealized Gain		Distribution
	Value,	Investment	(Loss)		from	Distribution	Return
	Beginning of	Income	on	Total from	Net Investment	from	of
	Period	(Loss)	Investments	Operations	Income	Capital Gains	Capital
	($)	($)*	($)	($)	($)	($)	($)
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
2020***	37.32	1.08	2.46	3.54	(0.95)	—	—
2020	40.73	2.08	(3.49)	(1.41)	(1.81)	(0.19)	—
2019(1)	40.00	1.55	0.67	2.22	(1.31)	—(2)	(0.18)
KraneShares Emerging Markets Healthcare Index ETF
2020***	20.85	(0.04)	9.59	9.55	—	—	—
2020	22.38	0.01	(1.16)	(1.15)	(0.37)	(0.01)	—
2019(3)	25.00	(0.04)	(2.58)	(2.62)	—(2)	—	—
KraneShares MSCI Emerging Markets ex China Index ETF
2020***	18.41	0.57	4.67	5.24	—	—	—
2020(4)	25.00	0.60	(6.45)	(5.85)	(0.74)	—	—
KraneShares MSCI China ESG Leaders Index ETF
2020***(5)	25.00	0.03	0.68	0.71	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2020. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 26, 2018.
(2)	Amount represents less than $0.01 per share.
(3)	The Fund commenced operations on August 29, 2018.
(4)	The Fund commenced operations on April 12, 2019.
(5)	The Fund commenced operations on July 28, 2020.

The accompanying notes are an integral part of the financial statements.

					Ratio of
					Expenses	Ratio of Net
			Net	Ratio of	to Average Net	Investment
	Net Asset		Assets	Expenses to	Assets	Income (Loss)
Total from	Value,	Total	End of	Average Net	(Excluding	to Average Net	Portfolio
Distributions	End of Period	Return	Period	Assets	Waivers)	Assets	Turnover
($)	($)	(%)**	($)(000)	(%)	(%)	(%)	(%)

(0.95)	39.91	9.55	9,977	0.69†	0.69†	5.51†	28††
(2.00)	37.32	(3.72)	11,197	0.70	0.70	5.12	70
(1.49)	40.73	5.72	12,220	0.69†	0.69†	5.13†	38††

—	30.40	45.80	3,040	0.79†	0.79†	(0.31)†	15††
(0.38)	20.85	(5.25)	1,043	0.80	0.80	0.04	61
—	22.38	(10.47)	4,476	0.79†	0.79†	(0.34)†	57††

—	23.65	28.46	2,365	0.49†	0.59†	5.20†	—††
(0.74)	18.41	(24.31)	1,841	0.50†	0.60†	2.54†	5††

—	25.71	2.84	2,571	0.59†	0.59†	0.69†	7††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2020, the Trust had 19 operational series. The financial statements herein and the related notes pertain to the following 14 series: KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF and KraneShares MSCI China ESG Leaders Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF are diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the remaining Funds are non-diversified Funds. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 44.3% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements (Unaudited) (continued)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares CICC China Leaders 100 Index ETF	CSI CICC Select 100 Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares MSCI All China Index ETF	MSCI China All Shares Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Market Consumer Technology Index
KraneShares MSCI China Environment Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Solactive Electric Vehicles and Future Mobility Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	Solactive USD China Corporate High Yield Bond Index
KraneShares Emerging Markets Healthcare Index ETF	Solactive Emerging Markets Healthcare Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares MSCI China ESG Leaders Index ETF	MSCI China ESG Leaders 10/40 Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION – The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time).

Notes to Financial Statements (Unaudited) (continued)

If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two. As of and during the period ended September 30, 2020, the Funds did not hold options, swaps and futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

Notes to Financial Statements (Unaudited) (continued)

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by Krane based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

Notes to Financial Statements (Unaudited) (continued)

As of September 30, 2020, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

KraneShares Funds	Fair Valued Amount	% of Net Assets
KraneShares CICC China Leaders 100 Index ETF	$0	0.0%
KraneShares Bosera MSCI China A Share ETF	2,762,131	0.4%
KraneShares MSCI All China Index ETF	0	0.0%
KraneShares MSCI China Environment Index ETF	1,061	0.0%
KraneShares Emerging Markets Healthcare Index ETF	2,700	0.1%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements (Unaudited) (continued)

As of September 30, 2020, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”),the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING – The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed

Notes to Financial Statements (Unaudited) (continued)

by the U.S. Government which will be maintained at all times in an amount equal to at least 102% on domestic securities and 105% on international securities of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3).

The following table discloses the securities on loan as of September 30, 2020:

KraneShares Funds	Market Value Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$184,151,234	$190,396,739
KraneShares Emerging Markets Consumer Technology Index ETF	5,426,721	5,698,169
KraneShares Electric Vehicles and Future Mobility Index ETF	701,718	917,949
KraneShares MSCI All China Health Care Index ETF	2,984,097	3,272,752

CREATION UNITS – The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

Notes to Financial Statements (Unaudited) (continued)

The following table discloses Creation Unit breakdown for the period ended September 30, 2020:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2020	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
KraneShares CICC China Leaders 100 Index ETF	50,000	$800	$1,476000	$2,500	2.00%
KraneShares CSI China Internet ETF	50,000	500	3,384,500	500	2.00%
KraneShares Bosera MSCI China A Share ETF	50,000	5,800	1,962,500	5,800	2.00%
KraneShares E Fund China Commercial Paper ETF	50,000	1,000	1,678,500	1,000	2.00%
KraneShares MSCI All China Index ETF	50,000	8,500	1,527500	8,500	2.00%
KraneShares MSCI One Belt One Road Index ETF	50,000	3,900	1,082,500	3,900	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	50,000	1,500	1,398,500	1,500	2.00%
KraneShares MSCI China Environment Index ETF	50,000	750	1,543,500	750	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	50,000	1,100	1,457,500	1,100	2.00%
KraneShares MSCI All China Health Care Index ETF	50,000	1,320	1,674,500	1,320	2.00%
KraneShares CCBS China Corporate High Yield Bond USD Index Fund	50,000	1,000	1,995,500	1,000	2.00%
KraneShares Emerging Markets Healthcare Index ETF	50,000	2,800	1,520,000	2,800	2.00%
KraneShares MSCI Emerging Markets ex China Index ETF	50,000	17,500	1,182,500	17,500	2.00%
KraneShares MSCI China ESG Leaders Index ETF	50,000	2,100	1,285,500	2,100	2.00%

* As a percentage of the Creation Unit(s) purchased.

CASH AND CASH EQUIVALENTS – Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Notes to Financial Statements (Unaudited) (continued)

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT – The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Funds on the later of October 5, 2017, or the date the Fund commenced operations). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Management Fee
KraneShares CICC China Leaders 100 Index ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Environment Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares CCBS China Corporate High Yield Bond USD Index Fund	0.68%
KraneShares Emerging Markets Healthcare Index ETF	0.78%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares MSCI China ESG Leaders Index ETF	0.58%

Pursuant to the terms of a Fee Waiver Agreement, the Adviser has contractually agreed to waive its management fee for the KraneShares Bosera MSCI China A Share ETF by 0.20% of the Fund’s average daily net assets. This contractual fee waiver will continue until August 1, 2021, and may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of a Fee Waiver Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares E Fund China Commercial Paper ETF by 0.12% of the Fund’s average daily net assets until August 1, 2021. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its advisory fee for the KraneShares MSCI All China Index ETF by 0.20% of the Fund’s average daily net assets and reduce its management fee in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Fee Waiver Agreement will continue until August 1, 2021. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Krane has contractually agreed to waive its management fee for the KraneShares MSCI All China Health Care Index ETF by 0.14% of the Fund’s average daily net assets. Krane has contractually agreed to waive its management fee for the KraneShares MSCI Emerging Markets ex China Index ETF by 0.10% of the Fund’s average daily net assets. The Fee Waiver Agreements will continue until August 1, 2021, and may only be terminated prior thereto by the Board.

Effective March 31, 2020, Krane has contractually agreed to waived its management fee for the KraneShares Emerging Markets Consumer Technology Index ETF by 0.10% of the Fund’s average daily assets. The Fee Waiver Agreement will continue until August 1, 2021, and may only be terminated prior thereto by the Board.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services.

Notes to Financial Statements (Unaudited) (continued)

SUB-ADVISORY AGREEMENT – Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

CCB Securities Ltd. (“CCBS”), located at 18/F CCB Centre, 18 Wang Chiu Road, Kowloon Bay, Kowloon, Hong Kong, serves as the sub-adviser of KraneShares CCBS China Corporate High Yield Bond USD Index ETF. CCBS is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. The Adviser has entered into a Sub-Advisory Agreement with CCBS pursuant to which the Adviser has agreed to pay CCBS a fee equal to 50% of net revenue earned by the Adviser from the Fund. For these purposes, net revenue is defined as gross revenue less gross fund-related expenses (including any waiver by the Adviser of its compensation under the investment advisory agreement and any payments or reimbursements by Krane of the Fund’s expenses).

E Fund Management (Hong Kong) Co., Limited (‘‘E Fund”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

DISTRIBUTION AGREEMENT – SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2020 no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT – SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2020, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KraneShares CICC China Leaders 100 Index ETF	$6,176,500	$13,894,833
KraneShares CSI China Internet ETF	830,728,163	884,613,606
KraneShares Bosera MSCI China A Share ETF	72,220,452	88,763,981
KraneShares E Fund China Commercial Paper ETF	–	–
KraneShares MSCI All China Index ETF	82,609	1,978,064
KraneShares MSCI One Belt One Road Index ETF	1,109,989	952,622
KraneShares Emerging Markets Consumer Technology Index ETF	60,173,345	16,900,307
KraneShares MSCI China Environment Index ETF	7,137,289	1,268,591
KraneShares Electric Vehicles and Future Mobility Index ETF	15,242,808	13,978,932
KraneShares MSCI All China Health Care Index ETF	80,601,435	7,580,258
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	2,923,794	4,883,065
KraneShares Emerging Markets Healthcare Index ETF	1,711,753	271,839
KraneShares MSCI Emerging Markets ex China Index ETF	2,882	1,818
KraneShares MSCI China ESG Leaders Index ETF	2,321,521	166,966

During the period ended September 30, 2020, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2020, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized Gain/ (Loss)
KraneShares CICC China Leaders 100 Index ETF	$–	$–	$–
KraneShares CSI China Internet ETF	487,461,390	753,232,548	129,703,210
KraneShares MSCI All China Index ETF	–	531,022	120,946
KraneShares Emerging Markets Consumer Technology Index ETF	63,435,163	3,928,876	404,363
KraneShares Electric Vehicles and Future Mobility Index ETF	5,478,457	1,653,622	269,006
KraneShares Emerging Markets Healthcare Index ETF	129,306	–	–
KraneShares MSCI China ESG Leaders Index ETF	351,928	–	–

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (continued)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2020 and March 31, 2019 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CICC China Leaders 100 Index ETF
2020	$39,838	$–	$–	$39,838
2019	244,415	200,757	–	445,172

KraneShares CSI China Internet ETF
2020	$1,580,181	$–	$–	$1,580,181
2019	620,213	52,155,720	–	52,775,933

KraneShares Bosera MSCI China A Share ETF
2020	$9,500,578	$–	$–	$9,500,578
2019	10,176,902	712,126	–	10,889,028

KraneShares E Fund China Commercial Paper ETF
2020	$–	$–	$521,147	$521,147
2019	704,248	–	28,559	732,807

KraneShares MSCI All China Index ETF
2020	$115,192	$–	$–	$115,192
2019	43,104	–	–	43,104

KraneShares MSCI One Belt One Road Index ETF
2020	$523,629	$–	$–	$523,629
2019	553,422	–	–	553,422

KraneShares Emerging Markets Consumer Technology Index ETF
2020	$337,518	$–	$–	$337,518
2019	–	–	–	–

KraneShares MSCI China Environment Index ETF
2020	$108,818	$–	$–	$108,818
2019	107,314	–	–	107,314

KraneShares Electric Vehicles and Future Mobility Index ETF
2020	$391,574	$–	$–	$391,574
2019	382,192	–	–	382,192

KraneShares MSCI All China Health Care Index ETF
2020	$54,459	$–	$–	$54,459
2019	136,712	–	–	136,712

KraneShares CCBS China Corporate High Yield Bond USD Index ETF
2020	$570,699	$30,638	$–	$601,337
2019	374,120	–	49,368	423,488

KraneShares Emerging Markets Healthcare Index ETF
2020	$18,337	$611	$–	$18,948
2019	752	–	–	752

KraneShares MSCI Emerging Markets ex China Index ETF
2020	$73,632	$–	$–	$73,632

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A Share ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF
Undistributed Ordinary Income	$393	$–	$–	$–	$–
Capital Loss Carryforwards	(486,901)	(126,978,517)	(20,470,797)	(22,499)	(128,223)
Qualified Late-Year Loss Deferrals	(44,278)	(2,468,358)	(1,106,511)	–	(4,302)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,113,255)	(319,529,591)	(45,051,042)	(114,949)	57,898
Other Temporary Differences	(2)	5	(4)	(308,520)	2
Total Distributable Losses	$(1,644,043)	$(448,976,461)	$(66,628,354)	$(445,968)	$(74,625)

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$30,195	$72,145	$3,783	$27,506	$–
Capital Loss Carryforwards	(3,963,507)	(3,721,922)	(1,830,124)	(3,212,141)	(7,682,624)
Qualified Late-Year Loss Deferrals	–	–	–	–	(46,292)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,468,594)	(6,501,885)	(281,923)	(3,904,940)	135,861
Other Temporary Differences	(1)	1	–	(1)	–
Total Distributable Losses	$(6,401,907)	$(10,151,661)	$(2,108,264)	$(7,089,576)	$(7,593,055)

	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF	KraneShares MSCI Emerging Markets ex China Index ETF
Undistributed Ordinary Income	$193,052	$–	$14,062
Capital Loss Carryforwards	–	(509,318)	(5,648)
Unrealized Depreciation on Investments and Foreign Currency	(983,862)	(60,034)	(667,763)
Other Temporary Differences	51,978	1	–
Total Distributable Losses	$(738,832)	$(569,351)	$(659,349)

The KraneShares MSCI China ESG Leaders Index ETF did not commence operations prior to March 31, 2019.

Notes to Financial Statements (Unaudited) (continued)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2020 through March 31, 2020 and November 1, 2019 through March 31, 2020, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, PFIC mark to market, perpetual bond adjustments, and book adjustments not recognized for tax.

The Funds have capital losses carried forward as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares CICC China Leaders 100 Index ETF	$486,901	$–	$486,901
KraneShares CSI China Internet ETF	117,447,514	9,531,003	126,978,517
KraneShares Bosera MSCI China A Share ETF	2,191,666	18,279,131	20,470,797
KraneShares E Fund China Commercial Paper ETF	22,287	212	22,499
KraneShares MSCI All China Index ETF	9,169	119,054	128,223
KraneShares MSCI One Belt One Road Index ETF	2,418,188	1,545,319	3,963,507
KraneShares Emerging Markets Consumer Technology Index ETF	2,983,669	738,253	3,721,922
KraneShares MSCI China Environment Index ETF	1,172,876	657,248	1,830,124
KraneShares Electric Vehicles and Future Mobility Index ETF	2,270,727	941,414	3,212,141
KraneShares MSCI All China Health Care Index ETF	4,948,994	2,733,630	7,682,624
KraneShares Emerging Markets Healthcare Index ETF	509,318	–	509,318
KraneShares MSCI Emerging Markets ex China Index ETF	5,648	–	5,648

During the year ended March 31, 2020, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI All China Index ETF and KraneShares MSCI One Belt One Road Index ETF, utilized $6,840, $5,866 and $93,297 of capital loss carryforwards, respectively, to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2020 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CICC China Leaders 100 Index ETF	$9,366,138	$1,383,433	$(433,196)	$950,237
KraneShares CSI China Internet ETF	2,563,427,152	571,892,292	(128,399,646)	443,492,646
KraneShares Bosera MSCI China A Share ETF	513,753,723	158,033,160	(34,175,699)	123,857,461
KraneShares E Fund China Commercial Paper ETF	12,998,019	269,783	–	269,783
KraneShares MSCI All China Index ETF	4,529,520	2,003,855	(453,295)	1,550,560
KraneShares MSCI One Belt One Road Index ETF	9,276,382	1,141,094	(1,794,687)	(653,593)

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Emerging Markets Consumer Technology Index ETF	$137,135,826	$12,757,294	$(4,556,176)	$8,201,118
KraneShares MSCI China Environment Index ETF	8,030,261	1,412,627	(211,468)	1,201,159
KraneShares Electric Vehicles and Future Mobility Index ETF	28,197,215	4,239,962	(1,092,757)	3,147,205
KraneShares MSCI All China Health Care Index ETF	108,075,376	20,742,463	(1,838,991)	18,903,472
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	10,045,339	188,488	(411,533)	(223,045)
KraneShares Emerging Markets Healthcare Index ETF	2,647,215	471,865	(112,044)	359,821
KraneShares MSCI Emerging Markets ex China Index ETF	2,474,583	359,950	(519,352)	(159,402)
KraneShares MSCI China ESG Leaders Index ETF	2,514,027	210,661	(159,091)	51,570

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs

Notes to Financial Statements (Unaudited) (continued)

investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions apply from November 7, 2018 to November 6, 2021.

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”. The following risks pertain to all Funds, unless otherwise noted.

CASH AND CASH EQUIVALENTS RISK – The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

CHINA RISK – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be

Notes to Financial Statements (Unaudited) (continued)

unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

CHINESE CREDIT RATINGS RISK (KraneShares E Fund China Commercial Paper ETF and KraneShares CCBS China Corporate High Yield Bond USD Index ETF) – The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs or other international credit rating agencies.

CONCENTRATION RISK – Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK – The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if a security denominated in another currency depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

DEPOSITARY RECEIPTS RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF) – The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments

Notes to Financial Statements (Unaudited) (continued)

in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

EMERGING MARKETS RISK – The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

ESG RISK (KraneShares MSCI China ESG Leaders Index ETF) – Issuers with businesses with high ESG ratings may be difficult to identify and investments in them maybe volatile. Even companies with high ESG ratings may not necessarily compare favorably with respect to the ESG practices of other issuers. The ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in the Fund’s investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. Investing based on ESG criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor.

ETF RISK. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

New Fund Risk (KraneShares MSCI Emerging Markets ex China Index ETF and KraneShares MSCI China ESG Leaders Index ETF). The Fund is new. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Notes to Financial Statements (Unaudited) (continued)

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

EQUITY SECURITIES RISK – The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK (KraneShares E Fund China Commercial Paper ETF and KraneShares CCBS China Corporate High Yield Bond USD Index ETF) – Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

FOREIGN SECURITIES RISK – Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Funds to buy and sell securities. These factors could result in a loss to the Funds by causing the Funds to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Funds’ assets to be uninvested for some period of time.

FRONTIER MARKETS RISK – Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Notes to Financial Statements (Unaudited) (continued)

GEOGRAPHIC FOCUS RISK – The Funds’ investments will be focused in a particular country, countries, or region and therefore a Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

HIGH PORTFOLIO TURNOVER RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF) – The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

HONG KONG RISK – The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

INVESTMENT IN INVESTMENT COMPANIES RISK (KraneShares E Fund China Commercial Paper ETF) – The Fund utilizes a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, at least a portion of the Fund’s uninvested cash balance is used to purchase shares of funds that are registered in China, but not in the U.S., and that provide daily liquidity, including the E Fund Money Market Fund. The Fund may also invest in other similar investment companies that are registered in China and provide daily liquidity (collectively, the “PRC Investment Companies”). The Fund’s investments in the PRC Investment Companies are, in conjunction with other investments in investment companies (other than U.S. money market funds), subject to the limitations imposed by Section 12(d)(1) and the rules thereunder. The PRC Investment Companies are intended to provide liquidity, increased diversity of holdings, and a return on investment that is similar to the return on investments in underlying index constituents. Investments in the PRC Investment Companies are subject to the risks faced by them, which include credit risk, interest rate risk, currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds and the Fund, therefore, will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies. In addition, E Fund is subject to conflicts of interest in allocating Fund assets to PRC Investment Companies that are sponsored by E Fund or its affiliates.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, the Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. The Adviser and the Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and the Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment

Notes to Financial Statements (Unaudited) (continued)

vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

LARGE CAPITALIZATION COMPANY RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF) – Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK – Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

MANAGEMENT RISK – Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Krane or its subadviser’s E Fund’s security selection process, which is subject to a number of constraints, may not produce the intended results.

MARKET RISK – The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF) – Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified

Notes to Financial Statements (Unaudited) (continued)

fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

PASSIVE INVESTMENT RISK – The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

SECURITIES LENDING RISK – To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Healthcare Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF) – Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

TAX RISK – In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

TRACKING ERROR RISK – The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s

Notes to Financial Statements (Unaudited) (concluded)

ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

VALUATION RISK – Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

7. OTHER

At September 30, 2020, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, other than the above, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreements (Unaudited)

At a meeting held on May 28, 2020, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

•	the existing investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):

•	KraneShares Bosera MSCI China A Shares ETF (“KBA”);

•	KraneShares CCBS China Corporate High Yield Bond USD Index ETF (“KCCB”);

•	KraneShares CICC China Leaders 100 Index ETF (“KFYP”);

•	KraneShares CSI China Internet ETF (“KWEB”);

•	KraneShares E Fund China Commercial Paper ETF (“KCNY”);

•	KraneShares Electric Vehicles and Future Mobility Index ETF (“KARS”);

•	KraneShares Emerging Markets Consumer Technology Index ETF (“KEMQ”);

•	KraneShares Emerging Markets Healthcare Index ETF (“KMED”);

•	KraneShares MSCI All China Health Care Index ETF (“KURE”);

•	KraneShares MSCI All China Index ETF (“KALL”);

•	KraneShares MSCI China Environment Index ETF (“KGRN”);

•	KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”);

•	KraneShares MSCI One Belt One Road Index ETF (“OBOR”); and

•	the existing sub-advisory agreement (the “KBA Sub-Advisory Agreement”) between Krane, on behalf of KBA, and Bosera Asset Management (International) Co., Ltd. (“Bosera”);

•	the existing sub-advisory agreement (the “KCNY Sub-Advisory Agreement”) between Krane, on behalf of KCNY, and E Fund Management (Hong Kong) Co., Limited (“E Fund”);

•	the existing sub-advisory agreement (the “KCCB Sub-Advisory Agreement”) between Krane, on behalf of KCCB, and CCB Securities Ltd. (“CCBS”); and

Bosera, E Fund, and CCBS are referred to collectively herein as the “Sub-Advisers”). The KBA Sub-Advisory Agreement, the KCNY Sub-Advisory Agreement and the KCCB Sub-Advisory Agreement are collectively referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

Approval of Advisory Agreements (Unaudited) (continued)

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to the Funds. The Board also considered in response to written requests to each Sub-Adviser: information provided by Bosera with respect to the KBA Sub-Advisory Agreement; information provided by E Fund with respect to the KCNY Sub-Advisory Agreement; and information provided by CCBS with respect to the KCCB Sub-Advisory Agreement. The Board also considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one and, as a result, the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane and, as applicable, one of the Sub-Advisers, to each Fund. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and to each of KBA, KCNY, and KCCB by their respective Sub-Adviser; (2) the compensation paid under each Agreement; (3) the costs of the services provided by Krane and the various Sub-Advisers (as applicable) and the profitability of Krane and the Sub-Advisers with respect to their relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged under the Advisory Agreement enables investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 26, 2020 executive session of the Independent Trustees and the May 28, 2020 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane under the Advisory Agreement, including its obligation to oversee the services provided by the various Sub-Advisers. The Board also discussed the nature, quality and extent of services provided by Bosera under the KBA Sub-Advisory Agreement, E Fund under the KCNY Sub-Advisory Agreement and CCBS under the KCCB Sub-Advisory Agreement.

The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that provide services to the Funds, including the significant experience in the exchange traded fund industry of Krane’s recently appointed Head of Capital Markets. The Board recognized that Krane invested significant time and effort in structuring the Trust and the Funds, assessing the market appeal and the investment strategy of each Fund, and arranging service providers for the Trust. The Board also considered that Krane established a securities lending program for the benefit of the Funds. The Board noted that Krane has identified and retained additional qualified and experienced compliance and operational staff and notes its undertaking to continue to do so as its business continues to grow. The Board also considered the financial condition of Krane and its current ownership structure, noting that Krane is part of a larger family of investment management firms with significant resources.

Approval of Advisory Agreements (Unaudited) (continued)

The Board considered that Krane is responsible for establishing and monitoring the investment program for each of the Funds, including those Funds whose portfolio is managed, on a day-to-day basis, by one of the Sub-Advisers. The Board noted the time and effort spent by Krane to identify the Sub-Advisers and to continually monitor their performance. The Board considered the access to different components of the China market provided by Bosera, E Fund and CCBS.

Investment Performance

The Board considers the performance of each operational Fund at the regular meetings of the Board. At such meetings, Krane presents information regarding the performance of each operational Fund for various time periods versus an identified Morningstar peer group. At the meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane. The Board noted that each Fund’s since inception returns are in line with its direct competitors and exceed peer group median performance except for OBOR and KGRN.

At its regular quarterly meetings, the Board also regularly reviews the tracking error of each operational Fund that seeks to provide investment results correlated to the performance of an underlying index. The Board considered that, based on the information presented at the meeting and regular quarterly meetings, each Fund’s performance is reasonably correlated to that of its identified underlying index. The Board noted its discussions with Krane related to factors, such as the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, that affect the performance of the Funds but not their underlying indices, and considered that these factors can affect the Funds’ tracking error.

The Board considered that OBOR is included in a peer group that includes global infrastructure funds with wide geographic exposures, including highly-developed markets (such as the United Stated) and emerging markets. The Board considered that OBOR lacks exposure to the U.S. market and has a relatively high level of exposure to China. The Board considered that the on-going trade war between the United States and China and the continued relative strength of the U.S. market have negatively impacted OBOR’s relative portfolio since inception. The Board also noted Krane’s view that OBOR offers investors unique investment exposure.

The Board considered that KGRN is classified in a broad China region peer group, which includes many different types of China-focused funds including broad, smart beta and thematic funds such as internet and healthcare. The Board considered that renewable energy (especially solar) stocks and electric vehicles suppliers, which are held by KGRN, have faced policy headwinds and cutbacks in subsidies in China over the last few years, resulting in their underperformance versus broader thematic stocks. The Board noted that KGRN’s performance exceeded its peer group for the year-to-date period, but underperformed the peer group since inception. The Board also noted Krane’s view that KGRN offers investors unique investment exposure.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each of the Funds. Under the unitary fee arrangement, Krane is responsible for paying most of the Funds’ expenses, including those of the Funds’ principal service providers and sub-adviser (if applicable). The Board considered the information provided by Krane

Approval of Advisory Agreements (Unaudited) (continued)

regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the currently operational Funds compared to those of their peer groups.

The Board noted that: (1) management fees paid by all of the Funds except KEMX were higher than their peer groups, and that management fees paid by KEMX were equal to the peer group median fee; (2) the KWEB, KFYP, KGRN, KEMQ, KMED, KCNY, OBOR, KCCB, KARS, total expense ratios were higher than their respective peer groups; and (3) the KEMX, KALL, KURE, and KBA total expense ratios were the same or lower than their peer groups. The Board noted Krane’s representation that each Fund offers unique investment exposure for shareholders and potential investors in registered funds and that Krane only offers certain of these investment strategies in accounts not generally available to US retail investors. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of subadvisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

Costs and Profitability

The Board noted that Krane continued to waive certain fees . The Board noted that Krane is profitable, although it does not make a profit from its relationships all Funds under the Advisory Agreement. The Board also considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the increasing costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by each Sub-Adviser from its relationship with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the subadvisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Fund, was responsible for paying the subadvisory fees under each Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the Funds’ assets to engage in soft dollar transactions.

Economies of Scale

The Board considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any

Approval of Advisory Agreements (Unaudited) (concluded)

economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, this was not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements, and noted that it met in executive session with Krane’s CEO and Independent Trustee counsel to address such standards and recent developments in this area of the law, to consider Krane’s financial stability and strategic initiatives, and to consider how certain strategic initiatives would impact Krane’s business and staffing. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Additional Approval of Advisory Agreements (Unaudited)

At a meeting on May 28, 2020, the Board of Trustees (“Board”) of KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (“Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to KraneShares MSCI China ESG Leaders Index ETF (the “New Fund”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to the New Fund. The Board also considered that its evaluation process with respect to Krane is an ongoing one and, as a result, the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each operational series of the Trust. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its services to the New Fund; (4) the extent to which economies of scale could be realized by Krane as the New Fund grows and whether the Advisory Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane anticipated it may receive from its relationship with the New Fund.

Nature, Extent, and Quality of Services

Based on the written and oral reports received prior to and at the May 26, 2020 executive session of the Independent Trustees and the May 28, 2020 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane under the Advisory Agreement. Among other things, the Board considered the personnel, experience and resources of Krane, and Krane’s ability to provide or obtain such services as may be necessary to manage the New Fund. The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that will provide services to the New Fund, including the significant experience in the exchange traded fund industry of Krane’s recently appointed Head of Capital Markets. The Board recognized that Krane invested significant time and effort in structuring the New Fund, assessing the market appeal of the investment strategy of the New Fund, and arranging service providers for the Trust. The Board also considered the financial condition of Krane and its current ownership structures. In this regard, the Board noted that Krane is part of a larger family of investment management firms with significant resources.

The Board considered that Krane would be responsible for establishing and monitoring the New Fund’s investment programs and for the day-to-day investment activities of the New Fund, subject to the Board’s oversight. The Board also considered the securities lending services that Krane may provide to the New Fund under the Advisory Agreement. The Board considered that Krane’s portfolio managers currently successfully manage a number of other funds. The Board considered that Krane

Additional Approval of Advisory Agreements (Unaudited) (continued)

recently hired additional compliance personnel and noted its undertaking to continue to evaluate its existing compliance and operational staff and to seek and retain qualified staff in these areas as its business continues to grow.

Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that, once the New Fund commences operations, it would receive regular reports regarding the performance of the New Fund relative to its peer funds, including tracking error compared to its peer funds. The Board also considered its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies and Krane’s significant experience in managing portfolios with various investment objectives.

Compensation

The Board reviewed and considered the compensation proposed to be received by Krane under the Advisory Agreement in light of the nature, quality, and extent of the services to be provided to the New Fund. The Board received written presentations from Krane prior to and at its May 28, 2020 meeting and had the opportunity to ask questions of senior representatives of Krane at that meeting and the May 26, 2020 executive session of the Independent Trustees. The Board considered that Krane has entered into a unitary fee arrangement with the New Fund, under which Krane, and not the New Fund, is responsible for paying many of the New Fund’s expenses, including those of the New Fund’s principal service providers. The Board noted information provided by Krane regarding the amounts that would be paid by it to the New Fund’s service providers under the unitary fee arrangement.

The Board noted that the proposed advisory fee rates for the New Fund were in line with its respective peer groups funds identified by Krane. In its evaluation of the proposed fees compared to other market participants, the Board considered Krane’s representations regarding the competitive marketplace for the New Fund.

The Board also considered the compensation paid to Krane by other advisory clients, including existing operational series of the Trust, as compared to the New Fund. The Board recognized that Krane may receive additional compensation resulting from any securities lending-related services it provides to the New Fund under Schedule B to the Advisory Agreement. The Board took note that it was not possible to estimate what such compensation might amount to and that such compensation would be monitored to ensure it is appropriate in light of the services to be provided by Krane.

Costs and Profitability

The Board considered the estimated cost of services and profitability of Krane with respect to the New Fund. The Board noted that, because the New Fund had not yet launched, it was difficult to estimate how profitable services to the New Fund under the Advisory Agreement would be to Krane. The Independent Trustees received information from Krane regarding its financial stability and its profitability and had an opportunity to pose questions to Krane’s chief executive officer (“CEO”) and other senior members of management related to these matters, Krane’s broader business strategy and how launching the New Fund could impact Krane’s profitability. The Board considered

Additional Approval of Advisory Agreements (Unaudited) (concluded)

information from Krane regarding the range of assets the New Fund is expected to gather. The Board also considered information previously provided by Krane regarding the cost of its services and profitability with respect to the existing operational series of the Trust and the similarities and differences between those series and the New Fund. The Board noted Krane’s commitment to the New Fund, including the proposed unitary fee structure under which Krane will bear many of the New Fund’s expenses as well as the risk of failing to raise assets adequate to cover such costs.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the New Fund’s operations, including potential benefits to Krane as a result of its ability to use the assets of the New Fund to engage in soft-dollar transactions and that Krane could potentially benefit from any trades that the New Fund conducts through a broker-dealer affiliated with the majority owner of Krane. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the New Fund.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to the New Fund as it grows larger, including the extent to which this would be reflected in the level of fees to be paid by the New Fund to Krane. The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, and that it was difficult – before the commencement of investment operations – to accurately evaluate potential economies of scale. The Board took note, however, that Krane consistently reinvests a portion of its profits in its business, including through the addition of compliance and operations personnel, and that such reinvestment benefits the Trust. Based on these and other considerations, including that the New Fund was newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and the Independent Trustees met in executive session with Krane’s CEO and Independent Trustee counsel to address such standards and recent developments in this area of the law, to consider Krane’s financial stability and strategic initiatives, and to consider how the New Fund and other strategic initiatives would impact Krane’s business and staffing. The Board noted that, once the New Fund becomes operational, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund. Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2020 to September 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Annualized Expense Ratios		Expenses Paid During Period(1)
KraneShares CICC China Leaders 100 Index ETF
Actual Fund Return	$1,000.00	$1,179.40	0.70%		$3.81
Hypothetical 5% Return	1,000.00	1,021.50	0.70		3.54
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,497.90	0.71%		$4.43
Hypothetical 5% Return	1,000.00	1,021.45	0.71		3.59
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$1,330.10	0.59%		$3.44
Hypothetical 5% Return	1,000.00	1,022.05	0.59		2.98
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$1,051.60	0.57%		$2.92
Hypothetical 5% Return	1,000.00	1,022.15	0.57		2.88
KraneShares MSCI All China Index ETF
Actual Fund Return	$1,000.00	$1,298.30	0.49%		$2.82
Hypothetical 5% Return	1,000.00	1,022.55	0.49		2.48
KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$1,219.00	0.79%		$4.38
Hypothetical 5% Return	1,000.00	1,021.05	0.79		3.99
KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$1,430.20	0.60%		$3.65
Hypothetical 5% Return	1,000.00	1,022.00	0.60		3.03
KraneShares MSCI China Environment Index ETF
Actual Fund Return	$1,000.00	$1,860.20	0.79%		$5.65
Hypothetical 5% Return	1,000.00	1,021.05	0.79		3.99
KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$1,532.60	0.71%		$4.50
Hypothetical 5% Return	1,000.00	1,021.45	0.71		3.59
KraneShares MSCI All China Health Care Index ETF
Actual Fund Return	$1,000.00	$1,408.30	0.65%		$3.91
Hypothetical 5% Return	1,000.00	1,021.75	0.65		3.29
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Actual Fund Return	$1,000.00	$1,095.50	0.69%		$3.61
Hypothetical 5% Return	1,000.00	1,021.55	0.69		3.49
KraneShares Emerging Markets Healthcare Index ETF
Actual Fund Return	$1,000.00	$1,458.00	0.79%		$4.85
Hypothetical 5% Return	1,000.00	1,021.05	0.79		3.99
KraneShares MSCI Emerging Markets ex China Index ETF
Actual Fund Return	$1,000.00	$1,284.60	0.49%		$2.80
Hypothetical 5% Return	1,000.00	1,022.55	0.49		2.48
KraneShares MSCI China ESG Leaders Index ET
Actual Fund Return	$1,000.00	$1,034.80	0.59	%(2)	$1.05
Hypothetical 5% Return	1,000.00	1,023.95	0.59		1.06

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 04/01/20-09/30/20).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 171/365 (to reflect the one-half year period from 07/28/20-09/30/20).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, New York 10017

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, New York 10017

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, New York 10017

KRS-SA-001-0800

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2020

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2020